As filed with the Securities and Exchange Commission on March 16, 2022

File No. _________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number:  (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class 1 and Class 2 shares of beneficial interest, no par value, of Franklin VolSmart Allocation VIP Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on April 15, 2022 pursuant to Rule 488 under the Securities Act of 1933.

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
(a series of Legg Mason Partners Variable Equity Trust)

620 Eighth Avenue
New York, NY 10018

IMPORTANT SHAREHOLDER INFORMATION
These materials are for a Special Meeting of Shareholders (the “Meeting”) of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”), a series of Legg Mason Partners Variable Equity Trust (the “Trust”), which will be conducted in a virtual meeting format that is accessible solely by means of remote communication and is scheduled for June 2, 2022, at 11:00 a.m., Eastern time.  Instructions on attending the Meeting are set forth in the enclosed Notice of Meeting and in the enclosed Prospectus/Proxy Statement under the heading “VOTING INFORMATION—May I attend the meeting?” These materials discuss an important proposal (the “Proposal”) to be voted on at the Meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”), and a proxy card and/or voting instruction form. The shares of the Fund are sold to (i) separate accounts of certain life insurance companies (the “Participating Insurance Companies”) to fund benefits payable under certain variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the Participating Insurance Companies; and (ii) certain pension and other qualified plans. The Participating Insurance Companies hereby solicit and agree to vote at the Meeting, to the extent required, the shares of the Fund that are held in separate accounts in accordance with timely instructions received from owners of the Variable Contracts. With respect to all other shareholders, the Board of Trustees of the Trust is soliciting your vote.
If you are a Variable Contract owner, a voting instruction form is enclosed. When you complete and return your voting instruction form, it tells the Participating Insurance Company how you wish to vote the Fund shares attributable to your Variable Contract on important issues relating to the Fund underlying your Variable Contract. If you are a shareholder, a proxy card is enclosed. The enclosed materials contain information about the Proposal being presented for your consideration. We request your prompt attention and vote by mail using the enclosed voting instruction form or proxy card.
The Board of Trustees of the Trust recommends that you vote “FOR” the Proposal.
We urge you to carefully review the Proposal in the Prospectus/Proxy Statement.  Then, please complete the voting instruction form/proxy card and return it in the postage-paid envelope, so that it is received prior to the Meeting on June 2, 2022 for your vote to be counted.  When Variable Contract owners return their voting instructions promptly, the Fund may be able to save money by not having to conduct additional solicitations, including having the Participating Insurance Companies forward additional mailings. PLEASE COMPLETE, SIGN AND RETURN each voting instruction form/proxy card you receive.
We welcome your comments. If you have any questions, call Fund Information at: (800) DIAL BEN® or (800) 342-5236.
TELEPHONE AND ONLINE VOTING
For your convenience, you may be able to vote by telephone or, if eligible, online 24 hours a day. Please follow the instructions on the enclosed voting instruction form or proxy card to vote.

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
(a series of Legg Mason Partners Variable Equity Trust)

620 Eighth Avenue
New York, NY 10018

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on June 2, 2022
To the shareholders of the Franklin Multi-Asset Dynamic Multi-Strategy VIT:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Target Fund”), a series of Legg Mason Partners Variable Equity Trust (“LMPVET”), a Maryland statutory trust, will be conducted in a virtual meeting format that is accessible solely by means of remote communication and is scheduled for June 2, 2022, at 11:00 a.m., Eastern time. The Meeting is being called for the following purposes:
1.
To approve an Agreement and Plan of Reorganization (the “Plan”) between LMPVET, on behalf of the Target Fund, and Franklin Templeton Variable Insurance Products Trust (“FTVIPT”), on behalf of the Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”), that provides for:  (i) the acquisition of substantially all of the assets of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund.

2.	To transact such other business as may properly come before the Meeting.
The Board of Trustees of LMPVET recommends that you vote “FOR” Proposal 1.
A copy of the Plan, which more completely sets forth the terms of the proposed reorganization of the Target Fund with and into the Acquiring Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.
Shareholders of record as of the close of business on April 4, 2022 are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement of the Meeting.
Shares of the Target Fund are sold to (i) separate accounts of certain insurance companies (the “Participating Insurance Companies”) to fund benefits payable under certain variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the Participating Insurance Companies; and (ii) certain pension and other qualified plans. The Participating Insurance Companies, as the shareholders of record of the Target Fund, hereby solicit and agree to vote at the Meeting, to the extent required, the shares of the Target Fund that are held in separate accounts in accordance with timely instructions received from owners of the Variable Contracts.
If you wish to participate in the Meeting, please include your name, address and the control number found on the enclosed proxy card or voting instruction form in an email to our proxy solicitor at attendameeting@astfinancial.com. The proxy solicitor will then email the instructions to register for the Meeting. After registering for the Meeting, you will receive an email confirmation of your registration.
By Order of the Board of Trustees of Legg Mason Partners Variable Equity Trust

Marc A. De Oliveira
Secretary

[_________], 2022

You are invited to attend the Meeting, which will be conducted in a virtual meeting format that is accessible solely by means of remote communication.  Even if you plan to attend the Meeting, please complete, date, sign, and return the enclosed voting instruction form/proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed voting instruction form/proxy card promptly so that a quorum may be ensured at the Meeting.  You may be able to vote by touch-tone telephone by calling the telephone number printed on your voting instruction form/proxy card and following the recorded instructions.  In addition, if your account is eligible, you may be able to vote online by visiting the website printed on your voting instruction form/proxy card and following the online instructions.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 2, 2022

The Notice of Special Meeting of Shareholders, and prospectus/proxy statement is available online at https://vote.proxyonline.com/Franklin/docs/DMS.pdf
If you have any questions or wish to obtain instructions on how to attend and vote at the Meeting, please call AST Fund Solutions, LLC, our proxy solicitor, toll free at 800-341-6292.

Prospectus/Proxy Statement
 (the “Prospectus/Proxy Statement”)

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

INFORMATION ABOUT THE TRANSACTION		27
	How will the Transaction be carried out?	27
	Who will pay the expenses of the Transaction?	28
	What should I know about the Acquiring Fund Shares?	28
	What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Transaction?	29

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS		30
	How do the investment goals, strategies and policies of the Funds compare?	30
	What are the principal investment risks associated with investments in the Funds?	36

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION		42

INFORMATION ABOUT THE FUNDS		45

FURTHER INFORMATION ABOUT THE FUNDS		45

VOTING INFORMATION		46
	How many votes are necessary to approve the Plan?	46
	How do I ensure my vote is accurately recorded?	47
	May I revoke my proxy?	47
	What other matters will be voted upon at the Meeting?	47
	Who is entitled to vote?	48
	How will proxies be solicited?	48
	May I attend the Meeting?	48

PRINCIPAL HOLDERS OF SHARES		49

SHAREHOLDER PROPOSALS		49

ADJOURNMENT		50

GLOSSARY		51

EXHIBITS TO PROSPECTUS/PROXY STATEMENT		52
A.	Agreement and Plan of Reorganization	A-1
B.	Comparison of Investment Restrictions	B-1
C.	Comparison of Business Structure and Organizational Documents	C-1
D.	Financial Highlights	D-1
E.	Principal Holders of Securities	E-1

PROSPECTUS/PROXY STATEMENT
Dated [__________], 2022

Acquisition of Substantially All of the Assets of

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
(a series of Legg Mason Partners Variable Equity Trust)

By and in Exchange for Shares of

FRANKLIN VOLSMART ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)

This Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) solicits proxies to be voted at a Special Meeting of Shareholders of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Target Fund”), a series of Legg Mason Partners Variable Equity Trust (“LMPVET”), which will be conducted in a virtual meeting format that is accessible solely by means of remote communication and is scheduled for June 2, 2022 (the “Meeting”).
At the Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) between LMPVET, on behalf of the Target Fund, and Franklin Templeton Variable Insurance Products Trust (“FTVIPT,” and together with LMPVET, the “Trusts”), on behalf of the Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”), that provides for:  (i) the acquisition of substantially all of the assets of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund (the “Transaction”).
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be conducted in a virtual meeting format that is accessible solely by means of remote communication and is scheduled for June 2, 2022, at 11:00 a.m., Eastern time.  You can contact the host of the Meeting webcast by calling (800) 341-6292. The Board of Trustees of LMPVET (the “Board”), on behalf of the Target Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about May 2, 2022.
Shares of the Target Fund and the Acquiring Fund (each, a “Fund” and, collectively, the “Funds”) are sold to (i) separate accounts of certain insurance companies (the “Participating Insurance Companies”) to fund benefits payable under certain variable annuity or variable life insurance contracts (“Variable Contracts”) issued by the Participating Insurance Company; and (ii) certain pension and other qualified plans. As an owner of a Variable Contract, you have the right to instruct the Participating Insurance Company how to vote shares of the Fund attributable to your Variable Contract. Therefore, each Participating Insurance Company hereby solicits voting instructions from the owners of the Variable Contracts issued by such Company with respect to the shares of the Fund attributable to such Variable Contracts.
For the limited purpose of this Prospectus/Proxy Statement, the terms “shareholder(s),” “you” and “your” refer to Variable Contract owners, as beneficial owners of Fund shares, and to the Participating Insurance Companies as direct owners of Fund shares, as well as any other direct shareholders of the Fund, unless the context otherwise requires.

If the Target Fund’s shareholders vote to approve the Plan, shareholders of Class I shares of the Target Fund will receive Class 1 shares of the Acquiring Fund, and shareholders of Class II shares of the Target Fund will receive Class 2 shares of the Acquiring Fund.  Class 1 shares of the Acquiring Fund are new, were added to accommodate the Transaction and will commence operations upon the closing of the Transaction.  Shares you receive from the Acquiring Fund will have the equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the Target Fund that you held immediately prior to the Transaction.  The Target Fund will then be liquidated and dissolved.
The Transaction is intended to qualify as a tax-free reorganization, meaning that shareholders should not be required to pay any federal income tax in connection with the Transaction.  For federal income tax purposes, Variable Contract owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their accounts are the shareholders. Provided that the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or as annuity contracts under Section 72 of the Code, the Transaction is not expected to be a taxable event for Variable Contract owners because the Variable Contract owners are not taxed currently on income or gains realized under such contracts until such time that the Variable Contract owners draw on their contracts. Thus, the federal income tax considerations discussed below do not apply to Variable Contract owners.  Variable Contract owners should see the applicable Variable Contract prospectus for information regarding the federal income tax treatment of ownership of a contract. No sales charges or redemption fees will be imposed in connection with the Transaction.
The Target Fund and the Acquiring Fund have substantially similar investment objectives (also referred to as “investment goals”), similar principal investment strategies and principal investment risks and utilize volatility management strategies, although there are some differences, which are discussed in more detail below.  The Acquiring Fund’s investment goal is total return (including income and capital gains) while seeking to manage volatility, and the Target Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Target Fund will seek to reduce volatility as a secondary objective.  Each Fund’s investment goal is non-fundamental, which means it may be changed by the Fund’s board of trustees without shareholder approval, but with notice to shareholders.
This Prospectus/Proxy Statement includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your investing in the Acquiring Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Target Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:
•
The Prospectus of the Target Fund - Class I and Class II shares, dated May 1, 2021, as supplemented (the “Target Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
The Prospectus of the Acquiring Fund - Class 2 shares, dated May 1, 2021, as supplemented (the “Acquiring Fund Class 2 Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
The Prospectus of the Acquiring Fund - Class 1 shares, dated March 15, 2022, as supplemented (the “Acquiring Fund Class 1 Prospectus,” and together with the Acquiring Fund Class 2 Prospectus, the “Acquiring Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
A Statement of Additional Information (“SAI”) dated [________], 2022, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus without charge by calling (800) DIAL-BEN ((800) 342‑5236) or by writing to Franklin Templeton at One Franklin Parkway, San Mateo, CA 94403‑1906.

SUMMARY
This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Acquiring Fund Prospectus (enclosed).
Who is asking for my vote?
The Board of Trustees of LMPVET, on behalf of the Target Fund, has requested your vote in connection with the Meeting. Shares of the Target Fund are sold to (i) separate accounts of Participating Insurance Companies to fund benefits payable under Variable Contracts issued by the Participating Insurance Company; and (ii) certain pension and other qualified plans. As an owner of a Variable Contract, you have the right to instruct the Participating Insurance Company how to vote shares of the Target Fund attributable to your Variable Contract. Therefore, each Participating Insurance Company hereby solicits voting instructions from the owners of the Variable Contracts issued by such Company with respect to the shares of the Target Fund attributable to such Variable Contracts.
What am I being asked to vote upon?
Shareholders of the Target Fund are being asked to approve the Plan between LMPVET, on behalf of the Target Fund, and FTVIPT, on behalf of the Acquiring Fund, that provides for:  (1) the acquisition of substantially all of the assets of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (2) the distribution of such shares to the shareholders of the Target Fund, and (3) the complete liquidation and dissolution of the Target Fund.
What will happen if shareholders approve the Plan?
If the Target Fund’s shareholders vote to approve the Plan and all other closing conditions of the Transaction under the Plan are satisfied or waived, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or around June 24, 2022, and will no longer be shareholders of the Target Fund.  Shareholders of Class I shares and Class II shares of the Target Fund will receive Class 1 shares and Class 2 shares of the Acquiring Fund (“Acquiring Fund Shares”), respectively, with an aggregate NAV equivalent to their investment in the corresponding class of shares of the Target Fund as noted in the chart below.
Target Fund	Acquiring Fund
Class I	Class 1*
Class II	Class 2
* Class 1 shares of the Acquiring Fund will commence operations upon the closing of the Transaction.

In particular, the Plan provides that (1) substantially all of the assets of the Target Fund will be acquired by the Acquiring Fund in exchange for Acquiring Fund Shares; and (2) the Acquiring Fund Shares received by the Target Fund in the exchange will then be distributed to shareholders of the Target Fund.  Prior to the closing of the Transaction, LMPVET, on behalf of the Target Fund, will pay or make provision for payment of all its remaining liabilities and will reserve for such contingent liabilities as LMPVET’s officers reasonably deem to exist, if any. Because the Funds have different NAVs per share, the number of Acquiring Fund Shares that you receive will likely be different than the number of shares of the Target Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Acquiring Fund Shares are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved.  (The proposed transaction is collectively referred to in this Prospectus/Proxy Statement as the “Transaction.”  For purposes of this

Prospectus/Proxy Statement, the repositioning of the Target Fund’s assets is not part of the “Transaction.”)
For more information concerning share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”
Why is the Transaction being recommended?
At a meeting of the Board of Trustees of LMPVET on March 2, 2022 (the “March Board Meeting”), Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the investment manager to the Target Fund, recommended to the Board that it approve the Transaction.  LMPFA recommended the Transaction because of the substantially similar investment goals, similar principal investment strategies and principal risks, and similar approaches on volatility management processes of the Funds, and the fact that the Transaction may benefit shareholders of the Target Fund by enabling them to be investors in a fund with lower annual fund operating expenses (on a pro forma combined basis), generally comparable asset allocations, and better performance for one-year, three-year, and five-year periods ended December 31, 2021.
The Board of LMPVET determined that the Transaction is in the best interests of the Target Fund and its shareholders.
The Board of LMPVET considered the potential benefits, risks and costs of the Transaction to shareholders of the Target Fund.  In approving the Transaction, the Board considered various factors, including the following:
•	that LMPFA, investment manager to the Target Fund, and FAV, the subadviser to the Target Fund, recommended the proposed Transaction;
•	that the Target Fund and the Acquiring Fund have substantially similar investment goals, use similar approaches on volatility management processes, and are in the same Morningstar category;
•
that the investment subadviser responsible for the day-to-day management of the Target Fund’s portfolio will serve as investment manager to the Acquiring Fund and will continue to manage the Acquiring Fund after the Transaction;

•	that the Acquiring Fund has outperformed the Target Fund over the one-year, three-year and five-year periods ended December 31, 2021;
•	that each class of the Acquiring Fund would have a lower total expense ratio than the corresponding class of the Target Fund, before and after waivers and reimbursements;
•
that the Transaction would enable shareholders of the Target Fund to maintain continuity of their investment while providing them access to the better performing investment strategies of the Acquiring Fund at a reduced overall expense ratio;

•
that 50% of the costs and expenses incurred in connection with the Transaction (other than the costs of repositioning the Target Fund’s portfolio) will be borne by LMPFA, FAV or their affiliates and that the costs or expenses to be borne by the Target Fund and its shareholders in connection with the Transaction, including the costs of repositioning its portfolio in connection with the Transaction, are reasonable in light of the proposed benefits of the Transaction to the Target Fund’s shareholders;

•	that LMPFA, FAV and other Franklin Resources affiliates will benefit from continuing to manage through the Acquiring Fund the assets currently held in the Target Fund;
•	that the Target Fund and the Acquiring Fund have the same distributor, transfer agent, custodian and auditors;
•	that the governance structure of the FTVIPT Board, FTVIPT’s compliance program and the service providers rendering core services to FTVIPT were satisfactory and appropriate; and
•
that the Transaction is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, and that, in general, no gain or loss is expected to be recognized by the Target Fund or its shareholders for federal income tax purposes as a result of the Transaction.

For more information on factors considered by the Board, please see “REASONS FOR THE TRANSACTION” below.
How will the Transaction affect me?
If the Transaction is completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  Summarized below are some of the considerations for deciding whether to vote “FOR” the Plan:
Investment Goal, Strategies, Policies and Risks.
Both Funds have substantially similar investment goals, similar principal investment strategies and principal investment risks, seek to manage and limit volatility and use Franklin Advisers, Inc. (“FAV”) as an investment manager or subadviser.  The Target Fund’s investment goal is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Target Fund seeks to reduce volatility as a secondary goal.  The Acquiring Fund’s investment goal is total return (including income and capital gains) while seeking to manage volatility.  Each Fund’s investment goal is non-fundamental, which means it may be changed by the Fund’s board of trustees without shareholder approval, but with notice to shareholders.

Both Funds employ an asset allocation strategy to gain exposure primarily to equity and fixed income asset classes. Under normal market conditions, the Target Fund’s target allocation for long-term investments is 70% in equity funds and 30% in fixed income funds that are not money market funds. The Target Fund’s allocations may range from 60%-75% of its net assets in equity funds and 25-40% of its net assets in long-term fixed income funds as, in FAV’s opinion, market conditions warrant.  Under normal market conditions, the Acquiring Fund’s assets are primarily invested in its “core portfolio,” which is allocated according to the following approximate percentages to achieve the Fund’s asset allocation strategy: 50%-70% equity; 13%-33% fixed income; 5%-15% multi-asset (a combination of equity and fixed income); and 2%-13% cash (including cash equivalents and money market funds or securities).  In addition, the Funds invest in similar equity and fixed income sectors (e.g., the top-three sectors for both Funds’ equity and fixed income investments are the same).

Both Funds have strategies to manage and limit volatility. The Target Fund manages volatility by taking short-term defensive positions, by selling shares of unaffiliated ETFs and other liquid securities or engaging in short sale transactions involving index options and index futures contracts, or by entering into options, futures, swaps or other instruments.  The Acquiring Fund manages volatility by writing (selling) one or more equity index futures contracts with the goal of decreasing its core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Acquiring Fund is at or below the target of 10%.

The main difference between the investment strategies of the Target Fund and the Acquiring Fund is that the Target Fund is structured as a fund-of funds that pursues its investment goal by investing primarily in other funds and exchange-traded funds (“ETFs”), whereas the Acquiring Fund is structured as a limited fund-of-funds that pursues its investment goal by investing partially in other funds and ETFs, and also obtains exposure to certain strategies and investments by directly investing in the securities and instruments in that strategy.  The Acquiring Fund may not invest more than 25% of its assets in any one underlying fund, whereas the Target Fund is not subject to a similar limitation.  In addition, the Acquiring Fund generally has less exposure to foreign equities, foreign bonds and small-cap securities, and more exposure to large-cap domestic equity securities than the Target Fund.

Because the Funds have substantially similar investment goals and similar principal investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks.  For example, because the Funds allocate their assets primarily to equity and fixed income asset classes, gain exposure to strategic asset classes (either primarily or partially) by investing in underlying funds and ETFs, and use derivative instruments to manage volatility and invest in underlying funds and ETFs that use derivative instruments, both Funds are subject to the following same or similar principal investment risks (although the Funds’ prospectuses take different approaches to identifying which risks are principal risks, and to describing and labeling those risks): allocation/management; volatility management strategy; credit; derivatives; investing in underlying funds; market risk; small- and mid-capitalization companies; foreign investments; investing in ETFs; interest rate/income.  Each Fund also discloses several additional material investment risks, which are described in more detail below.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”
Potential Cost Savings.  As shown in the table below, the total annual operating expenses of the Acquiring Fund Shares are less than those of the corresponding share class of the Target Fund, both before and after any applicable management fee waiver and/or expense reimbursements, due to a reduction in acquired fund fees and expenses of the Acquiring Fund, as well as an expected decrease in overall expenses of the combined Acquiring Fund following the Transaction.  The following table compares the annualized net expense ratio, before and after any applicable management fee waiver and/or expense reimbursements, for each class of shares of the Acquiring Fund that will be received by shareholders of the Target Fund in connection with the Transaction with those of the corresponding class of shares of the Target Fund and shows the projected annualized net expense ratio of such classes of the combined Acquiring Fund assuming the Transaction has been consummated.
ANNUAL FUND OPERATING EXPENSES1
	Target Fund	Acquiring Fund	Pro Forma Combined Acquiring Fund[2]
	Class I	Class 1[3]	Class 1[3]
Total annual Fund operating expenses[4]	1.02%	0.97%	0.93%
Fee waiver and/or expense reimbursement	N/A	-0.23%[5]	-0.19%[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.02%	0.74%[5]	0.74%[5]

	Target Fund	Acquiring Fund	Pro Forma Combined Acquiring Fund[2]
	Class II	Class 2	Class 2
Total annual Fund operating expenses[4]	1.27%	1.22%	1.18%
Fee waiver and/or expense reimbursement	N/A	-0.23%[5]	-0.19%[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.27%	0.99%[5]	0.99%[5]
1	Expense ratios reflect annual fund operating expenses for the year ended December 31, 2021 for each Fund.
2
Pro forma expenses are based on current and anticipated Acquiring Fund expenses as if: (1) the Transaction had been effective as of January 1, 2021; and (2) the Acquiring Fund had one year of combined operations.  The Acquiring Fund’s pro forma expenses include its allocated portion of the estimated costs of the Transaction of approximately $590,000, which is proposed to be allocated 50% to FAV and LMPFA (as the investment managers of the Funds), or an affiliate and the remaining 50% to be allocated to the Target Fund and the Acquiring Fund, split pro rata based on assets under management as of December 31, 2021.

3
Other expenses for Class 1 shares of the Acquiring Fund are based on estimated amounts for the current fiscal year. Class 1 shares of the Acquiring Fund will commence operations upon the closing of the Transaction.

4
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

5
FAV has contractually agreed to waive or assume certain expenses so that common expenses of the Acquiring Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Acquiring Fund’s fees and expenses (which would result in lower fees for shareholders).

As of December 31, 2021, the Target Fund had a significantly larger asset base (approximately $1.1 billion) than the Acquiring Fund (approximately $210 million).  The Transaction is not projected to have a material impact on the expense ratio of the Acquiring Fund.
For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “‒ What are the fees and expenses of each Fund and what might they be after the Transaction?”
In evaluating the Transaction, shareholders may also wish to consider the following:
Better Relative Past Performance.  The Acquiring Fund, on an average annual total return basis, has outperformed the Target Fund for the one-year (+4.97%), three-year (+11.37%), five-year (+7.01%) and since inception (+2.39%) periods as of December 31, 2021 (based on the Class 2 shares of the Acquiring Fund and Class II shares of the Target Fund). The Acquiring Fund will be the accounting and performance survivor of the Transaction.  The average annual total return figures for Class II shares at NAV for the Target Fund and Class 2 shares at NAV for the Acquiring Fund, as of December 31, 2021, are shown in the table below.  Class 1 shares of the Acquiring Fund, which will be received by shareholders of Class I shares of the Target Fund if the Transaction is approved, will commence operations upon the closing of the Transaction.

Average Annual Total Return (at NAV) (as of 12/31/21)	Target Fund Class II (without sales load)	Acquiring Fund Class 2 (without sales load)
1 Year	12.65%	17.62%
3 Year	6.06%	17.43%
5 Year	4.72%	11.73%
Since Inception	5.03% (11/30/11)	7.42% (4/1/13)

More detailed performance information is included below under the section titled, “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement. Performance information for periods ended December 31, 2021, with and without sales charges, is incorporated by reference to the Target Fund Prospectus under the heading “Performance,” and in the Acquiring Fund Class 2 Prospectus under the heading “Fund Summary – Performance.”  Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.

Investment Managers and Fund Management Teams.  LMPFA serves as the investment manager for the Target Fund, and FAV and Western Asset Management Company, LLC (“Western Asset”) serve as subadvisers for the Target Fund. FAV is responsible for the implementation of the Target Fund’s overall asset allocation and Dynamic Risk Management strategy, while Western Asset is responsible for the Target Fund’s Event Risk Management strategy and for managing cash and short-term instruments allocated to it.  FAV serves as the investment manager for the Acquiring Fund, which does not receive services from a subadviser.  FAV’s portfolio management teams for the Target Fund (as a subadviser) and the Acquiring Fund (as investment manager) are within the same specialist investment manager at FAV, Franklin Templeton Investment Solutions.  LMPFA, FAV and Western Asset are wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).  While the Acquiring Fund does not receive services from a subadviser, the Acquiring Fund is permitted to operate in a “manager of managers” structure whereby its investment manager can appoint and replace both wholly owned and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval. The current members of the Acquiring Fund’s portfolio management team are expected to continue to manage the Acquiring Fund after the Transaction.  For additional information regarding the Funds’ management teams, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Who manages the Funds?”
Management Fee Structure.  Both Funds are subject to an asset-based management fee structure.  The Target Fund pays LMPFA a management fee at an annual rate of 0.45% of the Target Fund’s average daily net assets.  LMPFA pays FAV a subadvisory fee at an annual rate of 0.10% of the Target Fund’s average daily net assets, and pays Western Asset a subadvisory fee of 0.10% of the Target Fund’s average daily net assets plus 0.02% of the portion of the Target Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments.  The Acquiring Fund pays FAV a management fee at an annual rate of 0.80% of the Acquiring Fund’s average daily net assets.  However, as noted above, all share classes of the Target Fund will benefit from lower total annual operating expenses of the corresponding classes of the Acquiring Fund, both before and after any applicable management fee waivers and/or expense reimbursements, due to a reduction in acquired fund fees and expenses of the Acquiring Fund, as well as an expected decrease in overall expenses of the combined Acquiring Fund following the Transaction. For more information, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Who Manages the Funds – Fund Management Team and What are the Funds’ investment management fees?”

Costs of the Transaction.  The estimated cost of the Transaction is approximately $590,000, which will be allocated 50% to FAV and LMPFA (as the investment managers of the Funds) or an affiliate, and the remaining 50% to be allocated to the Target Fund and the Acquiring Fund, split pro rata based on assets under management as of December 31, 2021 (i.e., approximately $249,417 to be paid by the Target Fund and approximately $45,720 to be paid by the Acquiring Fund based on assets on December 31, 2021).  In light of the current expense waiver that is in place for the Acquiring Fund, FAV or an affiliate will ultimately pay the Acquiring Fund’s portion of the Transaction expenses.  Since the expense waiver for the Target Fund excludes certain extraordinary expenses, the Target Fund will bear its share of the Transaction costs. Management’s recommendation on the allocation of the cost of the Transaction is based on the belief that incurring a portion of the cost by the Funds is justifiable because the Transaction is expected to be beneficial to the Funds and their shareholders. The costs of the Transaction to be allocated as noted above, however, will not include any costs associated with the Target Fund’s repositioning of assets (as further described below) prior to the Transaction. The costs of the Transaction will be allocated in the foregoing manner whether or not the Transaction is consummated. For a more detailed discussion of the considerations of the Boards, see the section below titled “REASONS FOR THE TRANSACTION.”
Repositioning of the Target Fund’s Portfolio Assets. If the Transaction is approved by the Target Fund’s shareholders, prior to the consummation of the Transaction the Target Fund will reposition its portfolio holdings. During the repositioning, the Target Fund would not be pursuing its investment strategies in the manner described in the Target Fund Prospectus. In connection with the repositioning, the Target Fund anticipates it would sell approximately 98% of its investments and invest the proceeds of such sales in individual securities, shares of mutual funds and ETFs, and cash to align to a substantial degree with the Acquiring Fund’s portfolio. As a result of the repositioning, the Target Fund anticipates its portfolio will consist of approximately 62% individual securities, 36% shares of underlying mutual funds and ETFs and 2% cash, all of which would be transferred to the Acquiring Fund in connection with the Transaction.  During this time, the Target Fund will employ risk management strategies in the repositioned portfolio that will attempt to reduce downside volatility within the Fund.

As of February 15, 2022, the sales of portfolio securities by the Target Fund in connection with the repositioning are expected to result in transaction costs of approximately $105,000 (0.01% NAV or $0.0013 per share), which will be borne by the Target Fund.  Such sales would result in an anticipated capital gain of approximately $83.8 million (8.11% of NAV or $1.05 per share). However, since shares of the Target Fund must be purchased through separate accounts used to fund Variable Contracts, it is anticipated that any income dividends or capital gains distributed by the Target Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account. Purchases of portfolio securities by the Target Fund are expected to result in transaction costs of approximately $165,000 (0.02% of NAV or $0.0021 per share), which will be borne by the Target Fund.  It is possible that certain underlying funds held by the Target Fund, including underlying funds that are managed by LMPFA or its affiliates, may elect to redeem the Target Fund’s holdings either wholly or partially by a distribution in-kind of the underlying fund’s portfolio securities rather than cash, in which case the Target Fund would incur additional transaction costs associated with the sale of such securities.  The actual costs and capital gains may differ due to the timing of such sales.  Each Fund’s recent portfolio holdings are available on the Funds’ website, franklintempleton.com, as detailed in each Fund’s current prospectus, as may be supplemented. For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION--Repositioning of the Target Fund’s Portfolio Assets.”

What are the federal income tax consequences of the Transaction?
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing of the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  For federal income tax purposes, the owners of the Variable Contracts are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their accounts are the shareholders.
Assuming the Transaction qualifies as a reorganization for tax purposes, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the Target Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund.  Shareholders should consult their tax advisers about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”
How do the distribution and purchase procedures of the Funds compare?
Shares of the Target Fund and the Acquiring Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”).  Distribution and purchase procedures are the same for each Fund.  Shares of each Fund may only be purchased or redeemed through Variable Contracts offered by the separate accounts of Participating Insurance Companies or through eligible pension or other qualified plans. Shares of each Fund are sold at the Fund’s net asset value next determined after receipt by the Fund or its agent of a purchase request in good order.  The terms of the offering of interests in separate accounts are included in the Variable Contract prospectus. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the Variable Contract prospectus or plan disclosure documents for more information on fees and expenses imposed by Variable Contracts or qualified retirement plans, respectively.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
The Funds have the same redemption procedures and do not facilitate exchanges.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”
What is the anticipated timing of the Transaction?
The Meeting, which will be conducted in a virtual meeting format that is accessible solely by means of remote communication, is scheduled to occur on June 2, 2022.  If the necessary approval is obtained and all other closing conditions of the Transaction under the Plan are satisfied or waived, the Transaction is currently expected to be completed on June 24, 2022.
What happens if the Transaction is not approved?
If the Transaction is not approved by the Target Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate.  The Board of Trustees of LMPVET, on behalf of the Target Fund, then will consider such other actions as it deems necessary or appropriate.

How will shareholder voting be handled?
Shareholders who own shares of the Target Fund at the close of business on April 4, 2022 (the “Record Date”) will be entitled to vote at the Meeting.  Each share (or fractional share) of the Target Fund outstanding as of the Record Date is entitled to a number of votes equal to the net asset value of that share (or fractional share) as of the Record Date. This is referred to as “dollar-weighted” voting. Approval of the Transaction requires the affirmative vote of the lesser of:  (i) a majority of the voting power of the outstanding voting securities of the Target Fund; or (ii) 67% or more of the voting power of the outstanding voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions, LLC is a company that has been retained by the Target Fund to assist in the solicitation of proxies and collect and tabulate shareholder votes and is not affiliated with the Funds or with Franklin Templeton.
For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.
What is the Board’s recommendation regarding the proposal?
The Board of LMPVET, on behalf of the Target Fund, unanimously recommends that you vote FOR the Transaction.  At a meeting held on March 2, 2022, the Board of LMPVET, on behalf of the Target Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, unanimously approved the Plan, and voted to recommend that shareholders of the Target Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board of LMPVET, including the Independent Trustees, have determined that participation in the Transaction is in the best interests of the Target Fund.  The Board also concluded that no dilution in value would result to the shareholders of the Target Fund as a result of the Transaction.
THE BOARD OF LMPVET, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.
COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
Are there any significant differences between the investment goals, policies and strategies of the Funds?
Investment Goals

The Funds have substantially similar investment goals. The Target Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Target Fund seeks to reduce volatility as a secondary objective. The Acquiring Fund seeks total return (including income and capital gains) while seeking to manage volatility.  Each Fund’s investment goal is non-fundamental and may be changed without shareholder approval.
Principal Investment Strategies
The Funds have similar principal investment strategies. Both Funds, under normal market conditions, employ an asset allocation strategy to gain exposure primarily to equity and fixed income asset classes and utilize volatility management strategies.  The Target Fund, however, operates as a fund-of-funds, whereas the Acquiring Fund operates as a limited fund-of-funds.

The Target Fund is a fund-of-funds that seeks to achieve its investment goal by investing primarily in other funds. These underlying funds are mutual funds and ETFs managed by LMPFA or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers. Under normal market conditions, the Target Fund’s target allocation for long-term investments is 70% in equity funds and 30% in fixed income funds that are not money market funds (“long-term fixed income funds”).  The Target Fund’s allocations may range from 60%-75% of its net assets in equity funds and 25-40% of its net assets in long-term fixed income funds as, in FAV’s opinion, market conditions warrant.  The Target Fund’s underlying funds have a variety of investment styles and focuses. The underlying equity funds include large-, mid- and small-cap funds, growth- and value-oriented funds, international funds and ETFs that are based on equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade and ETFs that are based on fixed income indexes.
The Acquiring Fund is structured as a limited fund-of-funds that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and Legg Mason mutual funds and ETFs and third-party ETFs. Under normal market conditions, the Acquiring Fund’s core portfolio is allocated according to the following approximate percentages to achieve the Fund’s asset allocation strategy: 50%-70% equity; 13%‑33% fixed income; 5%-15% multi-asset (a combination of equity and fixed income); and 2%-13% cash (including cash, cash equivalents and money market funds or securities). The Acquiring Fund’s underlying funds invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Acquiring Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.  The Acquiring Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time, but will not invest more than 25% of its assets in any one underlying fund at a given time.
For the Target Fund, FAV is responsible for implementation of the Target Fund’s overall asset allocation and the Dynamic Risk Management strategy (as described below) that seeks to reduce the Target Fund’s market risk exposure and volatility by increasing or decreasing the Fund’s exposure to short-term defensive instruments. Western Asset, the Target Fund’s other subadviser, is responsible for the Target Fund’s Event Risk Management strategy (as described below) that seeks to reduce the impact to the Target Fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads, and manages the portion of the Target Fund’s cash and short-term instruments allocated to it.  During normal market conditions, Western Asset implements the Event Risk Management strategy for the Target Fund through investments in options, futures, swaps or other instruments.
For the Acquiring Fund, FAV employs a volatility management strategy that is designed to stabilize the number and level of performance swings of the Acquiring Fund over time. If the Acquiring Fund’s expected annual volatility exceeds the target volatility of 10%, the Fund will write (sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing its core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Acquiring Fund is at or below the target of 10%.
As a result of these differences, if the Transaction is approved and consummated, former shareholders of the Target Fund will be invested in a Fund that has similar equity and fixed income exposures, but primarily through direct investments, rather than through investments in other investment companies.

The shareholders will also be invested in a Fund that invests in similar equity and fixed income sectors (e.g., the top-three sectors for both Funds’ equity and fixed income investments are the same) and focuses on minimizing portfolio volatility.  Shareholders of the Target Fund will, however, be invested in a Fund that has less exposure to foreign equities, foreign bonds and small-cap securities, but more exposure to large-cap domestic equity securities.
For more information about the investment goals, strategies and policies of the Funds please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.
How do the principal investment risks of the Funds compare?
Investments in each Fund involves risks common to most mutual funds.  You could lose money by investing in either Fund.  The Target Fund and the Acquiring Fund have similar principal investment risks. Because the Funds have substantially similar investment goals and similar principal investment strategies, the Target Fund and the Acquiring Fund are subject to similar principal investment risks.  For example, because the Funds allocate their assets primarily to equity and fixed income asset classes, gain exposure to strategic asset classes (either primarily or partially) by investing in underlying funds and ETFs, and use derivative instruments to manage volatility and invest in underlying funds and ETFs that use derivative instruments, both Funds are subject to the following same or similar principal investment risks (although the Funds’ prospectuses take different approaches to identifying which risks are principal risks, and to describing and labeling those risks):

Target Fund	Acquiring Fund
Allocation	Management
Dynamic risk management strategy Event risk management strategy	Volatility management strategy
Credit	Credit
Derivatives and Leverage	Derivative instruments
Investing in a fund of funds	Investing in underlying funds
Stock market and equity securities Market events	Market
Small and mid-capitalization company	Small and mid capitalization companies
Foreign investments	Foreign securities (non-U.S.)
Investing in ETFs	Investing in ETFs
Fixed income securities	Interest Rate/Income

Each Fund also discloses several additional principal investment risks that are not identified as principal risks by the other Fund, as shown in the table below.

Principal Investment Risks Disclosed by the Target Fund but not the Acquiring Fund	Principal Investment Risks Disclosed by the Acquiring Fund but not the Target Fund
Affiliated funds Cash management and defensive investing Portfolio turnover Short positions Segregated assets Asset class variation Issuer Emerging markets	High yield debt securities Mortgage securities and asset-backed securities LIBOR transition

Large capitalization company Illiquidity Growth and value investing Redemption Valuation Tax Cybersecurity

Management of the Funds has reviewed the risk profiles of the Funds and the combined Acquiring Fund following the Transaction and believes that shareholders of the Target Fund will not experience a material change in the overall risks of their investment as a result of the Transaction.
For more information about the principal risks of the Funds, including a description of the risks listed in the tables above, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?” The description of such risks also is included in the Target Fund Prospectus under the headings “Principal Risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund,” and in the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the headings “Fund Summary—Principal Risks” and “Fund Details—Principal Risks.”
What are the distribution and purchase procedures of the Funds?
Shares of each Fund are sold on a continuous basis by Distributors.  Shares of each Fund may only be purchased through Variable Contracts offered by the separate accounts of Participating Insurance Companies or through eligible pension or other qualified plans.  Shares of each Fund are sold at the Fund’s net asset value next determined after receipt by the Fund, through its agent, of a purchase request in good order.
When sold in connection with Variable Contracts, the Fund corresponds with the investment options offered by the Participating Insurance Companies to Variable Contract owners. The Board of Trustees of LMPVET, on behalf of the Target Fund, and the Board of Trustees of FTVIPT, on behalf of the Acquiring Fund, monitors the applicable Fund for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts for a Fund, the Board of Trustees will determine what action, if any, shall be taken in response. Please refer to the Variable Contract prospectus for information on how to select a Fund as an investment option.
Neither Fund assesses any sales charges, either when shares are sold or redeemed. Surrender charges may be assessed under the policies as described in the applicable Variable Contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.
Additional information and specific instructions explaining how to buy shares of the Funds are outlined in the Target Fund Prospectus under the heading “Share transactions – Availability of the fund,” and in the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the heading “Your Account,” as applicable.
What are the redemption procedures and exchange privileges of the Funds?
Each Fund offers the same redemption features.  A Participating Insurance Company’s separate account or a qualified plan that holds shares of a Fund in connection with a Variable Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Variable Contract.  The redemption price of the shares of each Fund will be the NAV next determined after receipt by the Fund, through its agent, of a redemption order from a separate account and by qualified plans, which may be more or less than the price paid for the shares.
Additional information and specific instructions explaining how to redeem shares of each Fund are outlined in the Target Fund Prospectus under the heading “Share transactions – Availability of the fund,” and in the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the heading “Your Account,” as applicable.
Who manages the Funds?
A board of trustees provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  The Target Fund operates as a diversified series of LMPVET, and the Acquiring Fund operates as a diversified series of FTVIPT.  LMPVET and FTVIPT are each an open-end management investment company, commonly called a mutual fund.

Investment Managers. LMPFA, 280 Park Avenue, New York, New York, 10017, serves as the investment manager for the Target Fund.  FAV, One Franklin Parkway, San Mateo, California 94403-1906, serves as the investment manager for the Acquiring Fund.  LMPFA and FAV are both wholly owned subsidiaries of Franklin Resources, Inc. (“FRI”). FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, California 94403-1906. Together, LMPFA, FAV and their affiliates manage, as of December 31, 2021, over $1.58 trillion in assets, and have been in the investment management business since 1947. Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Subadvisers. Under separate agreements with LMPFA, FAV and Western Asset, 385 East Colorado Boulevard, Pasadena, California 91101, serve as subadvisers for the Target Fund.  Along with LMPFA and FAV, Western Asset also is a wholly owned subsidiary of FRI.
The Acquiring Fund does not receive services from subadvisers. However, the Acquiring Fund is permitted to operate in a “manager of managers” structure whereby its investment manager can appoint and replace both wholly owned and unaffiliated subadvisers and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval. For additional information see “Manager of Managers Structure” below.
Fund Management Team.  Each Fund is managed by a team of dedicated professionals.  The portfolio managers have responsibility for the day-to-day management of the Funds and seek to develop ideas and implement the investment strategy for each Fund.  While the Funds are managed by different portfolio management teams, FAV’s portfolio management teams for the Target Fund (as a subadviser) and the Acquiring Fund (as investment manager) are within the same specialist investment manager at FAV, Franklin Templeton Investment Solutions.  The portfolio managers for each Fund are as follows:
Portfolio Managers
Target Fund	Acquiring Fund
Thomas Picciochi, CAIA (FAV)	Thomas A. Nelson, CFA (FAV)
Jacqueline Kenney, CFA (FAV)	Vaneet Chadha, CFA (FAV)
Laura Green, CFA (FAV)	Sundaram Chettiappan, CFA (FAV)
S. Kenneth Leech (Western Asset)	Nicholas P. B. Getaz, CFA (FAV)
Prashant Chandran (Western Asset)	Matthew D. Quinlan (FAV)
Jim K. Huynh (Western Asset)	Chandra Seethamraju, Ph.D. (FAV)

The current members of the Acquiring Fund portfolio management team are expected to continue to manage the Acquiring Fund after the Transaction.  For additional information regarding the Acquiring Fund’s portfolio managers, see the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the heading “Management.”
The SAI for the Target Fund, dated May 1, 2021, as supplemented (the “Target Fund SAI”), and the SAI for the Acquiring Fund, dated May 1, 2021 for Class 2 shares and March 15, 2022 for Class 1 shares, as supplemented (each, an “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAIs, please see the section entitled “INFORMATION ABOUT THE FUNDS.”
Manager of Managers Structure. FAV and the Acquiring Fund have received an exemptive order from the SEC that allows the Acquiring Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly owned and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Acquiring Fund will, however, inform shareholders of the hiring of any new subadviser within 90 days after the hiring. The SEC exemptive order provides the Acquiring Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements.
The use of the Manager of Managers Structure with respect to the Acquiring Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Board of Trustees of FTVIPT, on behalf of the Acquiring Fund, to oversee subadvisers and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Board of Trustees of FTVIPT, on behalf of the Acquiring Fund: set the Fund’s overall investment strategy; evaluate, select and recommend subadvisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each subadviser complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Board of Trustees of FTVIPT, on behalf of the Acquiring Fund, the investment manager will allocate and, when appropriate, reallocate the Acquiring Fund’s assets among subadvisers and monitor and evaluate the subadvisers’ performance.
What are the Funds’ investment management fees?
Currently, the investment management fee rate paid by the Target Fund is lower than the investment management fee rate paid by the Acquiring Fund. The Target Fund pays an investment management fee to LMPFA at an annual rate of 0.45% of the Target Fund’s average daily net assets.  LMPFA pays FAV a subadvisory fee at an annual rate of 0.10% of the Target Fund’s average daily net assets, and pays Western Asset a subadvisory fee at an annual rate of 0.10% of the Target Fund’s average daily net assets plus 0.02% of the portion of the Target Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments.  The Acquiring Fund pays an investment management fee to FAV at an annual rate of 0.80% of the Acquiring Fund’s average daily net assets.
With respect to the Target Fund, LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that the ratio of total annual fund operating expenses will not exceed 1.05% for Class I shares and 1.30% for Class II shares, subject to recapture as described below. Acquired fund fees and expenses are subject to this arrangement. These arrangements are expected to continue until December 31, 2023, may be terminated prior to that date by agreement of the manager and the Board of Trustees of LMPVET, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual fund operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the Target Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. For the fiscal year ended December 31, 2021, the effective investment management fee rate paid by the Target Fund after such waivers was 0.45% of the Target Fund’s average daily net assets.
With respect to the Acquiring Fund, FAV has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in Franklin Templeton affiliated funds (acquired fund). FAV has also agreed to waive a portion of the Acquiring Fund’s advisory fee equal to the advisory fee it or its affiliates receive from affiliated underlying funds with respect to the Fund’s assets invested in those affiliated underlying funds. In addition, FAV has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Acquiring Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 0.65% until April 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the Board of Trustees of FTVIPT except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expenses limitation.  For the fiscal year ended December 31, 2021, the effective investment management fee rate paid by the Acquiring Fund after such waivers was 0.57% of the Acquiring Fund’s average daily net assets.
Unlike the fee waiver/expense reimbursement arrangements for the Target Fund, any fees waived or expenses reimbursed for the Acquiring Fund are not subject to recapture by FAV.  If the Transaction is approved and the Target Fund is reorganized into the Acquiring Fund, the ability of LMPFA to recapture any amounts waived or reimbursed for the Target Fund will terminate.
While the current investment management fee rate paid by the Acquiring Fund is higher than the rate paid by the Target Fund, all share classes of the Target Fund are expected to benefit from lower total annual operating expenses of the corresponding classes of the Acquiring Fund, both before and after any applicable management fee waivers and/or expense reimbursements, due to a reduction in acquired fund fees and expenses of the Acquiring Fund, as well as an expected decrease in overall expenses of the combined Acquiring Fund following the Transaction.
A discussion regarding the basis for the LMPVET Board’s approval of the management agreement and subadvisory agreements for the Target Fund is included in the Target Fund’s Semi-Annual Report to Shareholders for the fiscal periods ended June 30, 2020 (with respect to the management agreement with LMPFA and the subadvisory agreement with Western Asset) and June 30, 2021 (with respect to the subadvisory agreement with FAV).  A discussion regarding the basis for the FTVIPT Board’s approval of the investment management agreement for the Acquiring Fund is included in the Acquiring Fund’s Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2021.
What are the fees and expenses of each Fund and what might they be after the Transaction?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The fee tables and the expense examples do not include any fees or sales charges imposed by variable insurance contracts or qualified retirement plans.  If they were included, your costs would be higher.

Expense ratios reflect annual fund operating expenses for the most recently completed fiscal year for the Target Fund and the Acquiring Fund (i.e., December 31).  The Transaction is not expected to have a material impact on the expense ratio of the Acquiring Fund, but former shareholders of the Target Fund are expected to experience lower annual fund operating expenses, both before and after any management fee waivers and/or expense reimbursements.  Expense ratios reflect annual fund operating expenses for the year ended December 31, 2021, the most recent fiscal year of the Funds. The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Acquiring Fund.
You will not pay any initial or deferred sales charge in connection with the Transaction.
TABLE OF SHAREHOLDER FEES
Shareholder Fees	Target Fund	Acquiring Fund
(fees paid directly from your investment)	Class I and Class II	Class 1 and Class 2
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None	None

ANNUAL OPERATING EXPENSE TABLES FOR CLASS I AND CLASS II SHARES OF THE TARGET FUND, CLASS 1 AND CLASS 2 SHARES OF THE ACQUIRING FUND, AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES	Target Fund	Acquiring Fund	Pro Forma Acquiring Fund[1]
	Class I	Class 1[2]	Class 1[2]
Management fees	0.45%	0.80%	0.80%
Distribution and service (12b-1) fees	0.00%	0.00%	0.00%
Other expenses	0.03%	0.08%	0.04%
Acquired fund fees and expenses	0.54%	0.09%	0.09%
Total annual Fund operating expenses[4]	1.02%	0.97%	0.93%
Fee waiver and/or expense reimbursement	N/A	-0.23%[5]	-0.19%[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.02%	0.74%[5]	0.74%[5]

ANNUAL FUND OPERATING EXPENSES	Target Fund	Acquiring Fund	Pro Forma Acquiring Fund[1]
	Class II	Class 2	Class 2
Management fees	0.45%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	0.25%[3]	0.25%[3]
Other expenses	0.03%	0.08%	0.04%
Acquired fund fees and expenses	0.54%	0.09%	0.09%
Total annual Fund operating expenses[4]	1.27%	1.22%	1.18%
Fee waiver and/or expense reimbursement	N/A	-0.23%[5]	-0.19%[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.27%	0.99%[5]	0.99%[5]

[1]
Pro forma expenses are based on current and anticipated Acquiring Fund expenses as if: (1) the Transaction had been effective as of January 1, 2021; and (2) the Acquiring Fund had one year of combined operations.  The Acquiring Fund’s pro forma expenses include its allocated portion of the estimated costs of the Transaction of approximately $590,000, which is proposed to be allocated 50% to FAV and LMPFA (as the investment managers of the Funds), or an affiliate, and the remaining 50% to be allocated to the Target Fund and the Acquiring Fund, split pro rata based on assets under management as of December 31, 2021.

[2]
Other expenses for Class 1 shares of the Acquiring Fund are based on estimated amounts for the current fiscal year. Class 1 shares of the Acquiring Fund will commence operations upon the closing of the Transaction.

[3]
Class 2 distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the Board of Trustees of FTVIPT for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table in the Acquiring Fund’s prospectus due to a timing difference between the end of the 12b-1 plan year and the Acquiring Fund’s fiscal year end.

[4]
Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[5]
FAV has contractually agreed to waive or assume certain expenses so that common expenses of the Acquiring Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the Board of Trustees of FTVIPT except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Acquiring Fund’s fees and expenses (which would result in lower fees for shareholders).

Example
The following examples are intended to help you compare the cost of investing in the Target Fund’s Class I and Class II shares with the cost of investing in the Acquiring Fund’s corresponding Class 1 and Class 2 shares, both before and after the Transaction.  The example assumes:
•	You invest $10,000 in the Target Fund and in the Acquiring Fund for the periods shown;
•	Your investment has a 5% return each year;
•	The Funds’ operating expenses remain the same;
•	Any fee waiver and/or expense reimbursement, if applicable, is applied to the 1 Year numbers only; and
•	You reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions your costs (with or without redemption at end of period) would be:
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class I	$104	$324	$563	$1,247
Acquiring Fund – Class 1	$76	$286	$514	$1,170
Pro Forma Acquiring Fund – Class 1 (assuming the Transaction is completed)	$76	$278	$497	$1,127

	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II	$129	$402	$696	$1,532
Acquiring Fund – Class 2	$101	$364	$648	$1,458
Pro Forma Acquiring Fund – Class 2 (assuming the Transaction is completed)	$101	$356	$631	$1,416

How do the portfolio turnover rates of the Funds compare?
The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Examples, affect each Fund’s performance. The portfolio turnover rates, as a percentage of the average value of its portfolio assets, for each Fund, for the last five fiscal years ended December 31 are set forth in the table below.  The portfolio turnover rate of the Acquiring Fund after the Transaction is expected to continue to be similar to the historical portfolio turnover rate of the Acquiring Fund prior to the fiscal year end 2020.  (The Acquiring Fund’s portfolio turnover rate in 2020 and 2021 reflected an atypical level of portfolio repositioning.)
Fiscal Year End	Target Fund	Acquiring Fund
2017	25%*	5.69%
2018	6%	6.28%
2019	31%	4.99%
2020	8%	69.19%
2021	11%	41.28%
*  Excludes the value of securities received in lieu of cash proceeds from the sale of underlying funds and the subsequent sale of those securities.

How do the performance records of the Funds compare?
The Acquiring Fund, on an average annual total return basis, has outperformed the Target Fund for the one-year, three-year, five-year and since-inception periods as of December 31, 2021 (based on Class 2 shares of the Acquiring Fund and Class II shares of the Target Fund). The Acquiring Fund will be the accounting and performance survivor of the Transaction.  The average annual total return for Class II shares of the Target Fund and Class 2 shares of the Acquiring Fund, without any applicable sales charges, before taxes, as of December 31, 2021 are shown below. Because all share classes of a Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses. Class 1 shares of the Acquiring Fund, which will be received by shareholders of Class I of the Target Fund if the Transaction is approved, will commence operations upon the closing of the Transaction. Performance reflects all Fund expenses but does not include any fees or sales charges imposed by Variable Contracts or qualified plans. If they had been included, the returns shown below would be lower. Investors should consult the Variable Contract prospectus or the disclosure documents for qualified plans for more information.  The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.

Average Annual Total Return (at NAV) (as of 12/31/21)	Target Fund Class II (without sales load)	Acquiring Fund Class 2 (without sales load)
1 Year	12.65%	17.62%
3 Year	6.06%	17.43%
5 Year	4.72%	11.73%
Since Inception	5.03% (11/30/11)	7.42% (4/1/13)

Exhibit D to this Prospectus/Proxy Statement includes the financial highlights tables of the Target Fund and the Acquiring Fund (Class 2 shares), which include information on the total returns for the Target Fund and the Acquiring Fund (Class 2 shares) for the past five fiscal years ended December 31, 2021.

You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236 for the Acquiring Fund or (877) 6LM-FUND/656-3863 for the Target Fund.
Where can I find more financial and performance information about the Funds?
Exhibit D to this Prospectus/Proxy Statement includes the financial highlights tables of the Target Fund and the Acquiring Fund.  The Acquiring Fund Prospectus (enclosed), the Target Fund Prospectus and each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2021 contain additional financial and performance information about the Funds.  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).
What are other key features of the Funds?
Service Providers.  The table below identifies the principal service providers for the Target Fund and the Acquiring Fund.  The Funds use the same custodian, distributor and independent registered public accounting firm.  There are no material differences in the types of services provided by the Acquiring Fund’s service providers and the Target Fund’s service providers.
	Target Fund	Acquiring Fund
Custodian	The Bank of New York Mellon	The Bank of New York Mellon
Shareholder Servicing and Transfer Agent	Franklin Templeton Investor Services, LLC[1]	Franklin Templeton Investor Services, LLC
Administrator[2]	LMPFA	Franklin Templeton Services, LLC
Sub-Administrator	N/A	JPMorgan Chase Bank, N.A.
Distributor	Franklin Distributors, LLC	Franklin Distributors, LLC
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP
[1]	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as the Target Fund’s transfer agent.
[2]
Each Fund’s investment manager is responsible for providing certain administrative services to the Fund under its investment management agreement.  The Acquiring Fund’s investment manager, FAV, has an agreement with Franklin Templeton Services, LLC (“FT Services”), to provide certain administrative services and facilities for the Funds, including preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.  For such services, FAV pays FT Services an administrative fee out of its investment management fees from the Acquiring Fund.

Distribution and Service (12b-1) Fees.  Class II shares of the Target Fund and Class 2 shares of the Acquiring Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  Under each Rule 12b-1 plan, the Funds pay Distributors, Participating Insurance Companies or others for the expenses of activities that are primarily intended to sell shares of the class or variable contracts offering such class. These expenses also may include service fees paid to Participating Insurance Companies, securities dealers or others who have executed a servicing agreement with the applicable Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders and Variable Contract owners (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.

Together, these expenses, including the service fees, are “eligible expenses.” The fees charged to a class under the Rule 12b-1 plans are based only on the fees attributable to that particular class.
The Target Fund and the Acquiring Fund may pay up to 0.25% per year of the average daily net assets of Class II and Class 2, respectively. While the maximum amount payable under the Acquiring Fund’s Class 2 Rule 12b-1 plan is 0.35% per year of the average daily net assets of Class 2, the Board of Trustees of FTVIPT has set the current rate at 0.25%.
Class I shares of the Target Fund and Class 1 shares of the Acquiring Fund do not have a Rule 12b-1 plan.  Class 1 shares of the Acquiring Fund will commence operations upon the closing of the Transaction and will be issued to shareholders of Class I shares of the Target Fund.
For more information regarding the Acquiring Fund’s Rule 12b-1 plan for Class 2 shares, please see “The Underwriter—Distribution and Service (12b-1) Fees” in the Acquiring Fund’s SAI.
Fiscal Year.  The fiscal year end for each Fund is December 31.

Dividends and Distributions.  Each Fund intends to pay income dividends at least annually from its net investment income, and capital gains, if any, may be paid at least annually. Distributions made by each Fund are automatically reinvested in additional shares of the Fund at NAV unless the Fund is instructed otherwise. Distributions made by the Funds to a Participating Insurance Company separate account, and exchanges and redemptions of Fund shares made by a separate account, ordinarily do not cause the corresponding Variable Contract owner to recognize income or gain for federal income tax purposes. Shareholders should see the Variable Contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the owners of the Variable Contracts. For more information about dividends and distributions from the Target Fund, see the Target Fund Prospectus under the heading “Dividends, other distributions and taxes.”  For more information about dividends and distributions from the Acquiring Fund, see the Acquiring Fund Prospectus under the heading “Distributions and Taxes.”
Tax.  The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Target Fund, see the Target Fund Prospectus under the heading “Dividends, other distributions and taxes.”  For more information about the tax implications of investments in the Acquiring Fund, see the Acquiring Fund Prospectus under the heading “Distributions and Taxes.”
REASONS FOR THE TRANSACTION
At a meeting of the Board of Trustees of LMPVET on March 2, 2022 (the “March Board Meeting”), LMPFA recommended to the Board that it approve the Transaction.  LMPFA recommended the Transaction because of the substantially similar investment goals, similar principal investment strategies and principal risks, and similar approaches on volatility management processes of the Funds, and the fact that the Transaction may benefit shareholders of the Target Fund by enabling them to be investors in a fund with lower annual fund operating expenses (on a pro forma combined basis), generally comparable asset allocations, and better performance for one-year, three-year, five-year and since-inception periods ended December 31, 2021.
At the March Board Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.

The Board received written materials containing relevant information about the Acquiring Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the Target Fund and the Acquiring Fund.
The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the comparative short-term and long-term investment performance of the Funds; (5) the current expense ratios of each Fund and the anticipated post-Transaction expense ratio of the Acquiring Fund; (6) the relative asset size of each Fund; (7) the overall costs of the Transaction and how the costs of the Transaction will be shared, including LMPFA and FAV agreeing to pay a portion of the expenses related to the Transaction; (8) FTVIPT’s compliance program; (9) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (10) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the Target Fund.  In approving the Transaction, the Board considered various factors, including the following:

•	that LMPFA, investment manager to the Target Fund, and FAV, the subadviser to the Target Fund, recommended the proposed Transaction;
•	that the Target Fund and the Acquiring Fund have substantially similar investment goals, use similar approaches on volatility management processes, and are in the same Morningstar category;
•
that the investment subadviser responsible for the day-to-day management of the Target Fund’s portfolio will serve as investment manager to the Acquiring Fund and will continue to manage the Acquiring Fund after the Transaction;

•	that the Acquiring Fund has outperformed the Target Fund over the one-year, three-year and five-year periods ended December 31, 2021;
•	that each class of the Acquiring Fund would have a lower total expense ratio than the corresponding class of the Target Fund, before and after waivers and reimbursements;
•
that the Transaction would enable shareholders of the Target Fund to maintain continuity of their investment while providing them access to the better performing investment strategies of the Acquiring Fund at a reduced overall expense ratio;

•
that 50% of the costs and expenses incurred in connection with the Transaction (other than the costs of repositioning the Target Fund’s portfolio) will be borne by LMPFA, FAV or their affiliates and that the costs or expenses to be borne by the Target Fund and its shareholders in connection with the Transaction, including the costs of repositioning its portfolio in connection with the Transaction, are reasonable in light of the proposed benefits of the Transaction to the Target Fund’s shareholders;

•	that LMPFA, FAV and other Franklin Resources affiliates will benefit from continuing to manage through the Acquiring Fund the assets currently held in the Target Fund;
•	that the Target Fund and the Acquiring Fund have the same distributor, transfer agent, custodian and auditors;
•	that the governance structure of the FTVIPT Board, FTVIPT’s compliance program and the service providers rendering core services to FTVIPT were satisfactory and appropriate; and
•
that the Transaction is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, and that, in general, no gain or loss is expected to be recognized by the Target Fund or its shareholders for federal income tax purposes as a result of the Transaction.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board of LMPVET, on behalf of the Target Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the Target Fund, and that no dilution of value would result to the shareholders of the Target Fund from the Transaction.  The Board of LMPVET, on behalf of the Target Fund, unanimously approved the Plan at the March Board Meeting, and unanimously recommended that shareholders of the Target Fund vote to approve the Plan.

The proposed Transaction was presented to the Board of FTVIPT, on behalf of the Acquiring Fund, for consideration at a meeting held on February 28 – March 1, 2022. The Board of FTVIPT, on behalf of the Acquiring Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the Acquiring Fund, and that no dilution of value would result to the shareholders of the Acquiring Fund from the Transaction.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF LMPVET, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN
INFORMATION ABOUT THE TRANSACTION
This is only a summary of the Plan.  You should read the Plan, which is attached as Exhibit A, for more complete information about the Transaction.
How will the Transaction be carried out?
If the shareholders of the Target Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the Target Fund do not approve the Plan, the Transaction will not take place and the Target Fund will continue to operate as it currently does, and the Board of LMPVET, on behalf of the Target Fund, will consider such other actions as it deems necessary or appropriate.
If the shareholders of the Target Fund approve the Transaction, the officers of LMPVET, on behalf of the Target Fund, and the officers of FTVIPT, on behalf of the Acquiring Fund, will determine a specific date, called the “closing date,” for the Transaction to take place.  The Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Acquiring Fund on the closing date, which is scheduled to occur on June 24, 2022 (the “Closing Date”), but which may occur on an earlier or later date as the officers of LMPVET, on behalf of the Target Fund, and the officers of FTVIPT, on behalf of the Acquiring Fund, may mutually agree.  The Acquiring Fund will not assume any liabilities of the Target Fund, whether accrued or contingent, known or unknown, and LMPVET, on behalf of the Target Fund, will use reasonable best efforts to discharge all of the known liabilities of the Target Fund.  In exchange, the Acquiring Fund will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Fund by LMPVET, on behalf of the Target Fund.  LMPVET, on behalf of the Target Fund, will distribute to its shareholders the Acquiring Fund Shares it receives.  Each shareholder of the Target Fund will receive the Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund.  The share transfer books of the Target Fund will be permanently closed as of the close of regular trading on the New York Stock Exchange (generally, 1:00 p.m., Pacific time) on the Closing Date.  The Target Fund will accept requests for redemptions only if received in proper form before such time on the Closing Date.  Requests received after that time will be considered requests to redeem the Acquiring Fund Shares.  Prior to the Closing Date, LMPVET, on behalf of the Target Fund, will pay or make provision for payment of all its remaining liabilities and will reserve for such contingent liabilities as LMPVET’s officers reasonably deem to exist, if any.  At the closing of the Transaction, each shareholder of record of the Target Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Target Fund that such shareholder had on the distribution record date.  The Target Fund will then terminate its existence, liquidate, and dissolve.
The obligations of the Funds under the Plan are subject to various conditions, including, but not limited to:
•
the Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC; such Registration Statement shall have become effective; no stop-order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing; and no proceedings for the issuance of such an order shall be pending or threatened on that date;

•	the shareholders of the Target Fund shall have approved the Transaction; and
•
LMPVET, on behalf of the Target Fund, and FTVIPT, on behalf of the Acquiring Fund, shall have received the tax opinion, described below, that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders.

LMPVET, on behalf of the Target Fund, and FTVIPT, on behalf of the Acquiring Fund, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Target Fund.
Following the Closing Date, any outstanding Target Fund share certificates shall be deemed cancelled.
Who will pay the expenses of the Transaction?
The estimated cost of the Transaction is approximately $590,000, which will be allocated 50% to FAV and LMPFA (as the investment managers of the Funds) or an affiliate, and the remaining 50% will be allocated to the Target Fund and the Acquiring Fund, split pro rata based on assets under management as of December 31, 2021.  In light of the current expense waiver that is in place for the Acquiring Fund, FAV or an affiliate will ultimately pay the Acquiring Fund’s portion of the Transaction expenses.  Since the expense waiver for the Target Fund excludes certain extraordinary expenses, the Target Fund will bear its share of the Transaction costs.  The costs of the Transaction to be allocated as noted above will not include any costs associated with the Target Fund’s repositioning of assets prior to the Transaction. The costs of the Transaction will be allocated in the foregoing manner whether or not the Transaction is consummated.
What should I know about the Acquiring Fund Shares?
For information regarding the legal characteristics of the Acquiring Fund Shares that will be distributed to the Target Fund shareholders, please see Exhibit C for a comparison of the business structure and organizational documents of the Target Fund and the Acquiring Fund.

After the Transaction, shareholders of the Target Fund whose shares are represented by outstanding share certificates will not receive certificates for the Acquiring Fund Shares, and all outstanding Target Fund share certificates will be cancelled.  Evidence of share ownership of the former shareholders of the Target Fund will be reflected electronically in the books and records of the Acquiring Fund.
For additional information regarding the Acquiring Fund Shares, see the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the heading “Fund Account Information – Information about Fund transactions and services.”

What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Transaction?
The following table sets forth, as of December 31, 2021, the capitalizations of the Target Fund and the Acquiring Fund.  The table also shows the projected capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction and assumes that the Transaction is approved for the Target Fund.  The Target Fund currently offers Class I shares and Class II shares. Shareholders of Class I and Class II shares of the Target Fund will receive Class 1 shares and Class 2 shares, respectively, of the Acquiring Fund in connection with the Transaction. The Acquiring Fund currently offers Class 2 shares and Class 5 shares.  Class 1 shares of the Acquiring Fund are new, were added in connection with the Transaction and are expected to commence operations upon the completion of the Transaction. Class 5 shares of the Acquiring Fund are not involved in the Transaction.
The capitalization of the Acquiring Fund and its classes is likely to be different when the Transaction is actually consummated.
	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund Pro Forma[2]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net assets (all classes)	$1,099,567,422	$210,677,772	$(519,417)	$1,309,725,777
Total shares outstanding (all classes)	81,177,498	13,573,628		84,381,892

Class I shares net assets	$1,067,244,064	--
Class I shares outstanding	78,786,207	--
Class I shares NAV per share	$13.55	--

Class 1 shares net assets	--	--	$(504,148)	$1,066,739,916
Class 1 shares outstanding	--	--		68,733,242
Class 1 shares NAV per share	--	--		$15.52

Class II shares net assets	$32,323,358	--
Class II shares outstanding	2,391,291	--
Class II shares NAV per share	$13.52	--

Class 2 shares net assets	--	$47,677	$(15,269)	$32,355,766
Class 2 shares outstanding	--	3,062		2,078,084
Class 2 shares NAV per share	--	$15.57		$15.57

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund Pro Forma[2]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Class 5 shares net assets	--	$210,630,095	--	$210,630,095
Class 5 shares outstanding	--	13,570,566	--	13,570,566
Class 5 shares NAV per share	--	$15.52	--	$15.52
1 Adjustments reflect the estimated costs of the Transaction expected to be incurred by the Funds and the estimated transaction costs associated with repositioning the Target Fund’s portfolio prior to the Transaction.
2 Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of the Target Fund will receive the Acquiring Fund Shares based on the relative NAVs per shares of the Funds as of the close of regular trading on the New York Stock Exchange (generally 1:00 p.m., Pacific time) on the Closing Date.
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  Each Fund’s investment goal is non-fundamental, which means it may be changed by the Fund’s board of trustees without shareholder approval, but with notice to shareholders.  Certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Acquiring Fund’s investment policies, strategies and risks, you should read the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Acquiring Fund SAIs, which are available upon request.
How do the investment goals, strategies and policies of the Funds compare?
Both Funds have substantially similar investment goals, similar principal investment strategies and principal investment risks, seek to manage or limit portfolio volatility, and use FAV as an investment manager or subadviser.  The main difference between the investment strategies of the Target Fund and the Acquiring Fund is that the Target Fund is a fund-of funds that pursues its investment goal by investing primarily in other funds, whereas the Acquiring Fund pursues its investment goal by investing partially in other funds, and also obtains exposure to certain strategies and investments by directly investing in the securities and instruments in that strategy.  In addition, the Acquiring Fund currently has less exposure to foreign equity securities, foreign bonds, and small-cap securities, and more exposure to large-cap domestic equity securities than the Target Fund.
Investment Goals.
Target Fund	Acquiring Fund
The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.
Total return (including income and capital gains) while seeking to manage volatility.

Principal Investment Strategies.
The following is only a summary of the Funds’ principal investment strategies from each Fund’s prospectus.  You should read the Target Fund Prospectus and the Acquiring Fund Prospectus (enclosed) for more complete information about the Funds’ principal investment strategies.
Target Fund	Acquiring Fund
The fund is a fund of funds—it invests primarily in other funds. These underlying funds are mutual funds and ETFs managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers. When selecting investments to fulfill a desired strategic asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. FAV, one of the fund’s subadvisers, is responsible for implementation of the fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset, the fund’s other subadviser, is responsible for the fund’s Event Risk Management strategy described below and manages the portion of the fund’s cash and short-term instruments allocated to it.  The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.

Target allocation
Under normal market conditions, the fund’s target allocation for long-term investments (the “Target Allocation”) is 70% in equity funds and 30% in fixed income funds that are not money market funds (“long-term fixed income funds”). While changes to the Target Allocation are not expected to be frequent or substantial, the fund’s Target Allocation may range from 60% of its net assets in equity funds and 40% of its net assets in long-term fixed income funds to 75% of its net assets in equity funds and 25% of its net assets in long-term fixed income funds as, in FAV’s opinion, market conditions warrant. As of December 31, 2021, the fund’s allocation to long-term investments was approximately 69.56% in equity funds and approximately 29.72% in long-term fixed income funds.  The underlying funds have a variety of investment styles and focuses. The underlying equity funds include large, mid and small cap funds, growth and value-oriented funds, international funds and ETFs that are based on

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). Managing the Fund to remain within its Target Volatility is designed to reduce the potential dramatic and rapid price swings that could be experienced by the Fund’s “core portfolio.” The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies including investments in other mutual funds and ETFs that provide exposure to such investments and strategies, as described in more detail below. The Fund’s investment manager, FAV, allocates the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, FAV employs an additional strategy to manage the Fund’s risk exposure to market volatility. FAV employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, FAV measures the Fund’s expected volatility and utilize certain derivative instruments (primarily futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility.

There is no guarantee that the Fund’s volatility management strategy will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range.

Target Fund	Acquiring Fund
equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade (commonly known as “junk” bonds) and ETFs that are based on fixed income indexes. As of December 31, 2021, approximately 24.83% of the fund’s net assets were allocated to international funds (although certain other underlying funds may invest in foreign securities). FAV may invest the fund’s assets in underlying Legg Mason and Franklin Templeton-affiliated funds that have a limited performance history.  In addition to these long-term investments, the fund may invest in short-term defensive instruments, including money market funds, Treasury bills and cash, and may enter into derivative transactions involving options, futures and swaps as a part of its risk management strategies.

Risk management  FAV will implement a combination of risk management strategies that will attempt to reduce downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value under negative market conditions. The fund’s net asset value will fluctuate and is not guaranteed.

Dynamic Risk Management. The Dynamic Risk Management strategy seeks to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments in response to certain levels of negative fund returns and/or volatility as described below. At other times in response to certain levels of positive fund returns and/or volatility, Dynamic Risk Management may reverse the process, also as described below, to return to the fund’s Target Allocation. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets. As of December 31, 2021, the fund had less than 1% of its net assets allocated to short-term defensive instruments.

It is possible that the Fund could stay within its Target Volatility while having negative performance returns. Also, efforts to manage the Fund’s volatility can be expected to limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund is structured as a limited “fund-of-funds” that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and Legg Mason mutual funds and ETFs and third-party ETFs (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund’s investments in underlying funds will change over time depending on various factors, including general market conditions.

Core Portfolio
Under normal market conditions, the Fund’s core portfolio is allocated among the broad asset classes according to the following approximate percentages to achieve the Fund’s asset allocation strategy:
50%-70% Equity Allocation
13%-33% Fixed Income Allocation
5%-15% Multi-Asset Class Allocation (combination of equity and fixed income)
2%-13% Cash (includes cash, cash equivalents and money market funds or securities)
To the extent that FAV allocates the Fund’s assets to underlying funds, such allocations are based on the underlying fund’s predominant asset class. These underlying funds invest in a variety of equity and fixed-income securities and may also have exposure to derivative instruments.

Target Fund	Acquiring Fund
In response to certain levels of negative fund returns and/or volatility, FAV may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current net asset value, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, FAV anticipates that it will initially attempt to sell shares of unaffiliated ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, FAV would sell shares of underlying affiliated ETFs or redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase affiliated ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). FAV, in its discretion, will determine the levels and timing for Dynamic Risk Management. If FAV determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

FAV may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. FAV may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, FAV will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy seeks to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. As of December 31, 2021, the fund had approximately 0.64% of its net assets invested

At the discretion of FAV, the above percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment manager’s assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

When selecting equity funds for the Fund’s core portfolio, FAV considers a number of characteristics, including but not limited to, the underlying funds’ market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds for the Fund’s core portfolio, FAV considers a number of characteristics, including but not limited to, yield and price volatility. In evaluating the risk level of the underlying funds, the FAV analyzes various characteristics including but not limited to: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility.

Volatility Management Strategy
The Fund employs a volatility management strategy that seeks to stabilize the number and level of performance swings of the Fund over time. Managing the Fund’s volatility to within its Target Volatility is intended to reduce the downside risk of the Fund during periods of significant and sustained market declines. There is, however, no guarantee that the Fund will remain within its Target Volatility. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In employing this strategy, FAV measures the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write

Target Fund	Acquiring Fund
in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s net asset value could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

(sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, FAV intends to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments.

With respect to the Fund’s derivative investments, the Fund may enter into equity index futures contracts in connection with the Fund’s volatility management strategy. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Portfolio Composition
The following tables provide general information regarding each Fund’s portfolio composition (looking through to underlying fund holdings), as of December 31, 2021. (Source: Morningstar)

Fundamental Investment Policies.  The Target Fund and Acquiring Fund have fundamental investment policies with various differences regarding borrowing money, acting as an underwriter, making loans,

purchasing or selling real estate or commodities, issuing senior securities, and diversifying among issuers.  The differences, however, are not anticipated to materially impact the investment portfolio or operations of the Funds.  In addition, the Target Fund has a specific policy to concentrate its investments (i.e., invest more than 25% of its assets) in the mutual fund industry, whereas the Acquiring Fund’s concentration restriction specifically excludes securities of investment companies (i.e., ETFs and mutual funds).  Because the Acquiring Fund’s concentration restriction excludes securities of investment companies, the Acquiring Fund can, and does, invest more than 25% of its net assets in investment companies.  For a side-by-side comparison of each Fund’s fundamental investment policies, see Exhibit B.
Exclusion of Investment Manager from Commodity Pool Operator Definition.  With respect to the Acquiring Fund, FAV has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Acquiring Fund, FAV is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.
The Target Fund may be exposed indirectly to commodity futures, commodity options and swaps, including non-deliverable currency forward contracts (“commodity interests”), from the Fund’s investment in other investment vehicles, including investment companies that are not managed by LMPFA or one of its affiliates, certain securitized vehicles, and/or non-equity REITs. LMPFA may have limited or no information as to what an underlying fund may be invested in at any given time, because they are not managed by LMPFA or persons affiliated with LMPFA and their holdings will likely change over time. The CFTC staff has issued temporary no-action relief from registration as a CPO for certain managers of funds-of-funds that engage in limited trading in commodity interests. In order to rely on this no-action relief, LMPFA must meet certain conditions (including certain compliance measures), and otherwise be able to rely on a claim of exclusion from the CPO definition. LMPFA has filed the required notice to claim this no-action relief.
Under the terms of the CPO exclusion, each Fund, among other things, is required to adhere to certain limits on its investments (either directly or indirectly through other investment vehicles) in commodity interests as further described in each Fund’s SAI, which is available upon request. Because each Fund and its investment manager intend to comply with the terms of the CPO exclusion, such Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. Neither the Target Fund nor the Acquiring Fund is intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets.
What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of a Fund’s goals depends upon market conditions, generally, and on the investment manager’s analytical and portfolio management skills. You could lose money on your investment in either Fund, and either Fund may not perform as well as other investments.
Because the Target Fund and the Acquiring Fund have substantially similar investment goals and similar principal investment strategies, they are subject to similar principal risks. However, the Funds’ prospectuses take different approaches to identifying which risks are principal risks, and to describing and labeling those risks. The following summarizes the principal risks of investing in the Funds, as identified in their prospectuses.

Principal Risks common to both Funds (as described in the Acquiring Fund Prospectus)
Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.
Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.
Volatility Management Strategy There can be no guarantee that the Fund’s volatility management strategy will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy.
Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.
Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.
Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.
Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.
Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.
Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Risks Identified as Principal Risks by the Acquiring Fund but not the Target Fund
In seeking to manage the Fund’s portfolio and overall volatility, FAV uses proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.
In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.
Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.
LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. Many LIBOR rates were phased out at the end of 2021, but a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.
Risks Identified as Principal Risks by the Target Fund but not the Acquiring Fund
Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.
In order to implement the Dynamic Risk Management strategy, FAV anticipates that it will initially sell shares the fund holds in unaffiliated ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, FAV would sell shares of affiliated ETFs or redeem shares of underlying open‑end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated ETFs and underlying open‑end mutual funds.
Cash management and defensive investing risk. In implementing the Dynamic Risk Management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns. If the fund increases its exposure to short-term defensive instruments during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.
Portfolio turnover risk. Active and frequent trading may increase the fund’s transaction costs, which could detract from fund performance.
Short positions risk. Short positions involve leverage and there is no limit on the potential amount of loss on a security that is sold short. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale. Shorting options or futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.
Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, the fund may maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets may, in some circumstances, limit the portfolio managers’ flexibility to pursue other investment opportunities that might arise. When the fund segregates assets, it is exposed to the risk of loss both in connection with the segregated assets and the transactions to which they relate.
Asset class variation risk. An underlying fund that invests principally in securities constituting one or more asset classes (i.e., equity or long-term fixed income) may vary the percentage of its assets in these asset classes (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.
Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all.
Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value.
Emerging markets risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Their economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the fund’s NAV, performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.
Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or the manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
For more information about the investment risks associated with investments in the Funds, see the Target Fund Prospectus under the headings “Principal Risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund,” and in the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, under the headings “Fund Summary—Principal Risks” and “Fund Details—Principal Risks.”
FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION
For federal income tax purposes, the Variable Contract owners are not the shareholders of the Target Fund.  Rather, the Participating Insurance Companies and their accounts are the shareholders.  Thus, the federal income tax considerations discussed below generally do not apply to Variable Contract owners.  The following is a general summary of the material U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Transaction;
•	no gain or loss will be recognized by the Acquiring Fund or the shareholders of the Acquiring Fund as a direct result of the Transaction;
•	the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before the Transaction;
•	the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Transaction will include the period that the shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Funds as to the federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the closing date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on either Fund or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”
Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gains or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund would recognize taxable gains or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it would receive.
Repositioning of the Target Fund’s Portfolio Assets.  A portion of the Target Fund will be sold in connection with the Transaction as distinct from normal portfolio turnover. The repositioning of the Target Fund will be approximately 98% of the value of its assets and occur shortly prior to the Transaction. These sales may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Transaction.  Taking into account the net unrealized appreciation in portfolio assets on a tax basis: (i) at December 31, 2021 of $214,426,000 ($2.64 per share; 19.50% of NAV) for the Target Fund; and (ii) capital loss carryovers of $72,260,000 ($(0.89) per share; (6.57)% of NAV) for the Target Fund available as of such date to offset any capital gains realized by the Target Fund, it is anticipated that sales of a portion of the portfolio assets prior to the closing of the Transaction will result in material amounts of capital gains to be distributed to shareholders.  As a result of the repositioning, the Target Fund anticipates its portfolio will consist of approximately 62% individual securities, 36% shares of underlying mutual funds and ETFs and 2% cash, all of which would be transferred to the Acquiring Fund in connection with the Transaction.  During this time, the Target Fund will employ risk management strategies in the repositioned portfolio that will attempt to reduce downside volatility within the Fund.
Transaction costs also may be incurred due to the repositioning of the portfolio.  As of February 15, 2022, the sales of portfolio securities by the Target Fund in connection with the repositioning are expected to result in transaction costs of approximately $105,000 (0.01% NAV or $0.0013 per share), which will be borne by the Target Fund.  Such sales would result in an anticipated capital gain of approximately $83.8 million (8.11% of NAV or $1.05 per share). However, since shares of the Target Fund must be purchased through separate accounts used to fund Variable Contracts, it is anticipated that any income dividends or capital gains distributed by the Target Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account. Purchases of portfolio securities by the Target Fund are expected to result in transaction costs of approximately $165,000 (0.02% of NAV or $0.0021 per share), which will be borne by the Target Fund.  It is possible that certain underlying funds held by the Target Fund, including underlying funds that are managed by LMPFA or its affiliates, may elect to redeem the Target Fund’s holdings either wholly or partially by a distribution in-kind of the underlying fund’s portfolio securities rather than cash, in which case the Target Fund would incur additional transaction costs associated with the sale of such securities.The actual costs and capital gains may differ due to the timing of such sales.  Each Fund’s recent portfolio holdings are available on the Funds’ website, franklintempleton.com, as detailed in each Fund’s current prospectus, as may be supplemented.
Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.
General Limitation on Capital Losses.  Assuming the Transaction qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund upon the closing of the Transaction for federal income tax purposes.  The capital loss carryovers of the Funds will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be accelerated taxable distributions to the combined Fund’s shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation on the smaller Fund’s capital loss carryovers will generally equal the aggregate NAV of the smaller Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has sufficiently large net unrealized built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.  As of December 31, 2021, the Target Fund had a capital loss carryover of $72,260,000 ($(0.89) per share; (6.57)% of NAV). However, because the Target Fund anticipates selling approximately 98% of its portfolio prior to the Transaction, it is likely that the capital loss carryforward will be used prior to the Transaction. The Acquiring Fund did not have a capital loss carryover.
Appreciation in Value of Investments.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the combined Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred. As of December 31, 2021, the Target Fund’s net unrealized appreciation (depreciation) in value of its portfolio investments on a tax basis, as a percentage of NAV, was 19.49% as compared to 30.01% for the Acquiring Fund and 21.18% on a combined basis. However, because the Target Fund anticipates selling approximately 98% of its portfolio prior to the Transaction, it is likely that the unrealized appreciation on a tax basis as a percentage of the combined Fund’s NAV will be much less.  Shareholders of the Target Fund may receive taxable distributions as a result of the repositioning of the Target Fund’s portfolio prior to the Transaction and may also, after the Transaction, receive additional taxable distributions attributable to unrealized appreciation in the Acquiring Fund’s portfolio, even though that appreciation occurred prior to the Transaction.
You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.
INFORMATION ABOUT THE FUNDS
Information about each Fund is included in such Fund’s Prospectus.  The Target Fund Prospectus is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.  The Acquiring Fund Class 1 Prospectus and/or the Acquiring Fund Class 2 Prospectus, as applicable, accompanies this Prospectus/Proxy Statement and is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.  Class 1 shares of the Acquiring Fund are identical to Class 2 shares except that Class 1 shares do not have a distribution plan.  Additional information about the Funds is included in each Fund’s SAI. The Acquiring Fund SAI for Class 1 shares, the Acquiring Fund SAI for Class 2 shares and the Target Fund SAI are incorporated into the Acquiring Fund Prospectus and the Target Fund Prospectus, respectively, and into the SAI relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2021.
For the Acquiring Fund, you may request a free copy of its Prospectus, SAI, Annual Report to Shareholders, Semi-Annual Report to Shareholders, SAI relating to this Prospectus/Proxy Statement and other information by calling (800) DIAL‑BEN/342-5236 or by writing to One Franklin Parkway, San Mateo, CA 94403-1906. For the Target Fund, you may request a free copy of its Prospectus, SAI, Annual Report to Shareholders, and Semi-Annual Report to Shareholders, by calling (877) 6LM-FUND/656-3863, or by writing to Legg Mason Funds, P.O. Box 33030, St. Petersburg, FL 33722-8030.
LMPVET, on behalf of the Target Fund, and FTVIPT, on behalf of the Acquiring Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940.  These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Trusts and the Funds. The Target Fund is a diversified series of LMPVET, a registered open-end management investment company organized as a Maryland statutory trust.  The Acquiring Fund is a diversified series of FTVIPT, a registered open-end management investment company organized as a Delaware statutory trust.  The differences between a Maryland and Delaware statutory trust are negligible with regard to the operations of the Funds.  The most significant difference between the LMPVET and FTVIPT is that each is overseen by different Boards of Trustees.  Please see Exhibit C for a more comprehensive comparison between these two forms of organization.  Additional information about each Fund’s current structure also is contained in such Fund’s SAI.
VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the Target Fund is required to approve the Transaction.  Each share (or fractional share) of the Target Fund outstanding as of the close of business on the Record Date (April 4, 2022) is entitled to a number of votes equal to the net asset value of that share (or fractional share) as of the Record Date. This is referred to as “dollar-weighted” voting. If sufficient votes to approve the Transaction are not received by the date of the Meeting, the Meeting may be adjourned or postponed to permit further solicitation of proxies.
A quorum of shareholders of the Target Fund is required to take action at the Meeting.  A quorum consists of thirty percent (30%) of the voting power of the shares of the Target Fund on the Record Date, based on each dollar of net asset value of the Fund represented by such shares.
Votes cast at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting. The inspectors of election will treat abstentions as present for purposes of determining a quorum, but will not treat abstentions as votes cast at the Meeting.
The rights accompanying shares of the Target Fund are legally vested in the Variable Contracts offered by the separate accounts of Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of Variable Contracts. A signed proxy card or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the applicable proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Target Fund shares held in separate accounts for which no timely instructions are received from the holders of Variable Contracts, as well as shares it owns, in the same proportion as those shares for which such Participating Insurance Company receives voting instructions. Because of this practice, a small number of holders of Variable Contracts could determine how a Participating Insurance Company votes with respect to the Target Fund, if other holders of Variable Contracts fail to vote.
An “abstention” occurs when a shareholder has affirmatively designated to abstain from voting on the proposal. Generally, abstentions will be treated as votes present at the Meeting, but will not be treated as votes cast. Therefore, abstentions will have the effect of a vote “against” the proposal. “Broker non-votes” are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power. As described above, each Participating Insurance Company, as the shareholder of record of the Fund’s shares, generally is required to vote shares attributable to Variable Contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which timely instructions are received by the Participating Insurance Company. Therefore, the Fund does not anticipate receiving any broker non-votes.

How do I ensure my vote is accurately recorded?
You may attend the Meeting, which will be conducted in a virtual meeting format that is accessible solely by means of remote communication, and vote, you may complete and return the enclosed voting instruction form/proxy card, or you may vote by telephone or through the Internet (separate instructions are listed on the enclosed voting instruction form or proxy card to vote by telephone or through the Internet).
For Variable Contract Owners: Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified. If you specify a vote on the proposal, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate. Any shares of the Fund for which signed voting instruction forms are received but without specified instructions will be voted FOR the proposal in accordance with the LMPVET Board of Trustees’ recommendation. Any shares of the Fund for which no voting instructions are received generally will be voted by the Participating Insurance Company in proportion to those shares for which timely instructions are received. The effect of this proportional voting is that Variable Contract owners representing a small number of Fund shares may determine the outcome of the vote on the proposal. Variable Contract owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.
For Direct Owners (and not Variable Contract Owners): Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified. If you specify a vote on the proposal, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote on the proposal, your proxy will be voted FOR the proposal in accordance with the LMPVET Board of Trustees’ recommendation.
May I revoke my proxy?
If you are a Variable Contact owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, by signing and forwarding to the Participating Insurance Company later-dated voting instructions, or otherwise giving notice of revocation at the Meeting. Variable Contract owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.
If you are a direct owner of Target Fund shares, you may revoke your proxy at any time before it is exercised by forwarding a written revocation or a later-dated proxy card to the Target Fund that is received by the Target Fund at or prior to the Meeting, or by attending and voting at the Meeting.
What other matters will be voted upon at the Meeting?
The Board of LMPVET does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board of LMPVET is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?
Shareholders of record of the Target Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class, the voting power of each class, the total number of outstanding shares of each class, and the total voting power of the Target Fund as of the Record Date:
	Class I	Class II	Total
Shares Outstanding	[__]	[__]	[__]
Total Net Asset Value	[__]	[__]	[__]
How will proxies be solicited?
Your vote is being solicited by the Board of Trustees of LMPVET.  AST Fund Solutions, LLC (the “Solicitor”) has been engaged to assist in the solicitation of proxies from the Participating Insurance Companies.  The cost of soliciting proxies, including the fees of a proxy soliciting agent, is estimated to be approximately $64,000.  Any costs borne by the Funds will be borne indirectly by Variable Contract owners as beneficial owners of the Funds’ shares and by other shareholders as beneficial owners of the Funds’ shares.

The Participating Insurance Companies may also engage their own solicitors (which may include the Solicitor) to solicit voting instructions from Variable Contract owners. Such costs, including the fees of a proxy soliciting agent, if any, will be borne by the Participating Insurance Company, although certain of their expenses may be reimbursed by FAV, LMPFA or their affiliates. The Target Fund expects that the solicitation will be primarily by mail. In addition to solicitation by mail, certain officers and representatives of the Target Fund or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation from the Target Fund for their services, may solicit proxies and voting instructions in person or by telephone or electronic means. However, if the Target Fund believes that additional solicitation is necessary, the Target Fund may engage certain financial services firms and their representatives, who will be compensated by the Target Fund for their services, which may include soliciting proxies and voting instructions in person or by telephone or electronic means. Any such additional solicitation costs would be indirectly borne by shareholders.
As the date of the Meeting approaches, certain Participating Insurance Companies or their Variable Contract owners may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.
May I attend the Meeting?
Due to the ongoing coronavirus (COVID-19) pandemic and to support the health and well-being of the Target Fund’s shareholders, employees and community, the Meeting will be conducted in a virtual meeting format that is accessible solely by means of remote communication. Shareholders as of the Record Date (April 4, 2022) may request the Meeting credentials by following the instructions below. In each case, the request should be received no later than June 1, 2022 at 3:00 p.m., Eastern time.

If you wish to participate in the Meeting, please include your name, address and the control number found on the enclosed proxy card or voting instruction form in an email to the Solicitor at attendameeting@astfinancial.com. The Solicitor will then email the instructions to register for the Meeting. After registering for the Meeting, you will receive an email confirmation of your registration.
The Meeting will begin promptly at 11:00 a.m., Eastern time. The Target Fund encourages you to access the Meeting a few minutes prior to the start time leaving ample time for the check in.  For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com. During the Meeting, instructions will be provided for shareholders in attendance to submit comments and questions.

Even if a shareholder wishes to participate in the Meeting, the shareholder is encouraged to submit the proxy card/voting instruction form originally sent with the Prospectus/Proxy Statement.
PRINCIPAL HOLDERS OF SHARES
As of the Record Date, the officers and trustees of LMPVET, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Target Fund’s outstanding shares.  The officers and trustees of FTVIPT, as a group, owned of record and beneficially less than 1% of the Acquiring Fund’s outstanding shares.
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of a Fund as of the Record Date, except as listed in Exhibit E to this Prospectus/Proxy Statement.  Upon completion of the Transaction, it is expected that those persons disclosed in Exhibit E as owning 5% or more of the Target Fund’s outstanding Class I or Class II shares will own in excess of 5% of the then outstanding Class 1 or Class 2 shares, respectively, of the Acquiring Fund upon completion of the Transaction.
SHAREHOLDER PROPOSALS
The Target Fund is not required to hold, and does not hold, regular annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of the Target Fund must be received at the offices of the Target Fund, 620 Eighth Avenue, New York, New York 10018, at a reasonable time before the Fund begins to print and send its proxy materials. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.
Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Fund’s proxy statement or presented at the meeting.

ADJOURNMENT
The Meeting may, by action of the chair of the Meeting and without any action by shareholders, be adjourned from time to time with respect to one or more matters to be considered at the Meeting, whether or not a quorum is present with respect to such matter. At the discretion of the chair, if a quorum is present with respect to a proposal to be considered at the Meeting, a vote may be taken on the proposal prior to such adjournment. Such vote will be considered final regardless of whether the Meeting is adjourned with respect to any other proposal. The Meeting may also be postponed prior to the Meeting. In the event of any inconsistency between this Prospectus/Proxy Statement and LMPVET’s governing documents or applicable law, LMPVET’s governing documents and applicable law will control.

By Order of the Board of Trustees of LMPVET,

Jane Trust
President

[___________], 2022

GLOSSARY
Useful Terms and Definitions
1940 Act — The Investment Company Act of 1940, as amended.
1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the voting power of the outstanding voting securities of the Target Fund; or (ii) 67% or more of the voting power of the outstanding voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy.
Acquired fund fees and expenses — fees and expenses incurred indirectly by a Fund as a result of investment in shares of one or more underlying funds.
Acquiring Fund — Franklin VolSmart Allocation VIP Fund, a series of the Acquiring Trust.
Acquiring Trust — FTVIPT.
Distributors — Franklin Distributors, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.
FAV — Franklin Advisers, Inc., the investment manager for the Acquiring Fund, and subadviser for the Target Fund.
FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.
FTVIPT — Franklin Templeton Variable Insurance Products Trust, the registered investment company of which the Acquiring Fund is a series.
Independent Trustees — The Trustees who are not “interested persons” of a Trust, as such term is defined in the 1940 Act.
IRS — U.S. Internal Revenue Service.
LMPFA — Legg Mason Partners Fund Advisor, LLC, the investment manager for the Target Fund.
LMPVET — Legg Mason Partners Variable Equity Trust, the registered investment company of which the Target Fund is a series.
Meeting — The Special Meeting of Shareholders of the Target Fund concerning approval of the Plan.
Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan — The Agreement and Plan of Reorganization adopted by LMPVET, on behalf of the Target Fund, and FTVIPT, on behalf of the Acquiring Fund.
Record Date — Close of business on April 4, 2022 – The date selected for determining which shareholders of record of the Target Fund will be entitled to vote on the Transaction.
SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.
SEC — U.S. Securities and Exchange Commission.
Target Fund — Franklin Multi-Asset Dynamic Multi-Strategy VIT, a series of the Target Trust.
Target Trust—LMPVET.
The Trusts — FTVIPT and LMPVET.
Transaction — The proposed transaction contemplated by the Plan.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT
Exhibit
A.	Agreement and Plan of Reorganization
B.	Comparison of Investment Restrictions
C.	Comparison of Business Structure and Organizational Documents
D.	Financial Highlights
E.	Principal Holders of Securities of the Funds

EXHIBIT A
FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this [__] day of [______], 2022 by and between (i) Franklin Templeton Variable Insurance Products Trust (the “Acquiring Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”); and (ii) Legg Mason Partners Variable Equity Trust (the “Target Trust”), a statutory trust created under the laws of the State of Maryland, with its principal place of business at 620 Eighth Avenue, 47th Floor, New York, New York 10018, on behalf of its series, Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Target Fund”).  Franklin Advisers, Inc. (“FAV”), a California corporation and investment manager to the Acquiring Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), a limited liability company organized under the laws of the State of Delaware and investment manager to the Target Fund, join this Plan solely for purposes of Section 7.
PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Trust, on behalf of the Acquiring Fund, of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class 1 and Class 2 shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares to the holders of Class I and Class II shares of beneficial interest of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the corresponding classes of Target Fund Shares in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:
1. Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.
(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Target Trust, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Target Trust shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Trust, on behalf of the Acquiring Fund, shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Target Fund shall use its reasonable best efforts to discharge all of its known liabilities so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.
(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Trust, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Trust, on behalf of the Target Fund, the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class I and Class II shares of the Target Fund by the net asset value per share of each of Class 1 and Class 2 shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class I and Class II shares, respectively, of the Target Fund as of the close of regular trading on the New York Stock Exchange (the “Valuation Time”) on the Closing Date.  The Acquiring Fund Shares delivered to the Target Trust, on behalf of the Target Fund, at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c) Immediately following the Closing, the Target Trust, on behalf of the Target Fund, shall distribute each class of Acquiring Fund Shares received by the Target Trust, on behalf of the Target Fund, pursuant to this Section 1 to the shareholders of record of the corresponding class of shares of the Target Fund so that each such shareholder receives full and fractional Acquiring Fund Shares equal in value to the full and fractional shares of the corresponding class of the Target Fund held by the shareholder as of the Valuation Time on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of the Valuation Time on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.
(d) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and other distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e) All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.
2. Valuation.
(a) The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of the Valuation Time on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented, and each Fund’s valuation procedures conform to the other Fund’s valuation procedures in all material respects.
(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c) All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and the manager of the Target Fund, as applicable.
3. Closing and Closing Date.
The Closing shall take place at the principal office of the Acquiring Trust at 1:00 p.m., Pacific time, on June 24, 2022, or such later date as the officers of the Acquiring Trust and the Target Trust may mutually agree (the “Closing Date”).  The Target Trust, on behalf of the Target Fund, shall have provided for delivery as of the Closing of the Net Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  The Target Trust, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of the Valuation Time on the Closing Date.  The Acquiring Trust, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of the Target Trust may reasonably request.
4. Representations and Warranties.
4.1. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants that:
(a) The Acquiring Fund is a series of the Acquiring Trust, was originally organized as a Massachusetts business trust on April 26, 1988 and was reorganized effective May 1, 2007 as a Delaware statutory trust.  The Acquiring Trust is validly existing under the laws of the State of Delaware.  The Acquiring Trust is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is validly issued, fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be validly issued, fully paid, non-assessable, and will have full voting rights.  The Acquiring Fund currently is divided into three classes of shares: Class 1, Class 2 and Class 5 shares of beneficial interest, of which Class 1 and Class 2 represent Acquiring Fund Shares.  An unlimited number of shares of beneficial interest of the Acquiring Fund has been allocated and designated to each class of the Acquiring Fund.
(c) The Acquiring Trust, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.
(d) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2021, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.
(e) The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.
(f) The Acquiring Trust has elected to treat the Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify for treatment as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. The Acquiring Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder as though such requirements applied to the Acquiring Fund and will continue to satisfy such requirements for the period beginning on the first day of its current taxable year and ending on the Closing Date.  At all relevant times on or before the Closing Date, the Acquiring Fund has been or will be an investment company to which Treasury Regulations Section 1.817-5(f) applies.  No variable contract holder is or will be taxable on the income and gains of the Acquiring Fund pursuant to the investor control doctrine solely as a result of the manner in which the Acquiring Fund has been managed and its business has been conducted.

(g) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.
(h) The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply, as amended, in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
(k) Since December 31, 2021, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(l) On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(m) All information to be furnished by the Acquiring Trust, on behalf of the Acquiring Fund, for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.
(n) The Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares.
(o) There is no material suit, judicial action, or legal or administrative proceeding pending or, to the knowledge of the Acquiring Trust, threatened against the Acquiring Trust, on behalf of the Acquiring Fund.  The Acquiring Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(p) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Trust’s Board of Trustees.
(q) The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case.
4.2. The Target Trust, on behalf of the Target Fund, represents and warrants that:
(a) The Target Fund is a series of the Target Trust, which was organized as a Maryland statutory trust on October 4, 2006 and is validly existing under the laws of the State of Maryland.  The Target Trust is duly registered under the 1940 Act as an open‑end management investment company and shares of the Target Fund were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) The Target Trust is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.00001 per share, of the Target Fund.  Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable, and has full voting rights.  The Target Fund currently is divided into two classes of shares: Class I and Class II shares of beneficial interest, which represent Target Fund Shares. An unlimited number of shares of beneficial interest of the Target Fund has been allocated and designated to each class of the Target Fund.
(c) The Target Trust, on behalf of the Target Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended, or Bylaws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated by the Plan.  The Target Trust, on behalf of the Target Fund, has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.
(d) The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2021, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of Target Fund’s operations for periods indicated, in conformity with GAAP applied on a consistent basis.
(e) The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.
(f) The Target Trust has elected to treat the Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Target Fund has qualified for treatment as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. The Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder as though such requirements applied to the Target Fund and will continue to satisfy such requirements for the period beginning on the first day of its current taxable year and ending on the Closing Date.  At all relevant times on or before the Closing Date, the Target Fund has been or will be an investment company to which Treasury Regulations Section 1.817-5(f) applies.  No variable contract holder is or will be taxable on the income and gains of the Target Fund pursuant to the investor control doctrine solely as a result of the manner in which the Target Fund has been managed and its business has been conducted.
(g) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.
(h) The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The information included in the Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, that has been furnished for inclusion therein by the Target Trust, on behalf of the Target Fund, and any additional information contained in any of the foregoing documents that relates to the Target Fund and has been reviewed by the Target Trust, on behalf of the Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(k) Since December 31, 2021, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(l) On the Closing Date, all material Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(m) All information to be furnished by the Target Trust, on behalf of the Target Fund, for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.
(n) The Target Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Target Fund Shares.
(o) There is no material suit, judicial action, or legal or administrative proceeding pending or, to the knowledge of the Target Trust, threatened against the Target Trust, on behalf of the Target Fund.  The Target Trust, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.
(p) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Target Trust’s Board of Trustees, subject to approval of the Target Fund’s shareholders.
(q) The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case.
(r) At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(s) The Target Trust, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gains recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gains recognized in such final taxable year (in each case after reduction for any capital loss carryover);

and (iii) at least 90 percent of the excess, if any, of such Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Valuation Time on the Closing Date.
5. Covenants of the Acquiring Trust, on behalf of the Acquiring Fund, and Covenants of the Target Trust, on behalf of the Target Fund.
5.1. The Acquiring Trust, on behalf of the Acquiring Fund:
(a) Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.
(b) Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).
(c) Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
5.2. The Target Trust, on behalf of the Target Fund:
(a) Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting.
(b) As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Target Trust shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.
(c) Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing (with the exception of the anticipated repositioning of the portfolio of the Target Fund prior to the Closing Date substantially in the manner contemplated by the parties), it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e) Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(f) Shall provide at the Closing:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.
(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Trust, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the Valuation Time on the Closing Date as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).
(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.
(4) If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
(g) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(h) Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.
(i) Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.
5.3. The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6. Conditions Precedent to be Fulfilled by the Acquiring Trust, on behalf of the Acquiring Fund, and by the Target Trust, on behalf of the Target Fund.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.
(b) That the Registration Statement will have become effective and the SEC will not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.
(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at the Special Meeting or any postponement or adjournment thereof.
(d) The Target Trust, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gains recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gains recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Valuation Time on the Closing Date.
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.
(f) That there shall be delivered to the Target Trust, on behalf of the Target Fund, an opinion in form and substance satisfactory to the Target Trust from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Trust, to the effect that:
(1) The Acquiring Fund is a series of the Acquiring Trust, and that the Acquiring Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware, and with respect to the Acquiring Fund, has power under its Agreement and Declaration of Trust, as amended, and By-Laws, as amended, to own all of its properties and assets, and to conduct its business as presently conducted as described in the Registration Statement;

(2) The Acquiring Trust is an open-end management investment company registered as such under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Trust, on behalf of the Acquiring Fund;
(4) The Plan is the legal, valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, and is enforceable against the Acquiring Trust, on behalf of the Acquiring Fund, in accordance with its terms, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights; and provided that Stradley Ronon Stevens & Young, LLP shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses that may be limited by any applicable federal or state securities laws or as a matter of public policy;
(5) The Acquiring Trust, on behalf of the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(6) The Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust, on behalf of the Acquiring Fund.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.
(g) That there shall be delivered to the Acquiring Trust, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to the Acquiring Trust from Morgan, Lewis & Bockius LLP, counsel to the Target Trust, to the effect that:
(1) The Target Fund is a series of the Target Trust, and that the Target Trust is a statutory trust duly formed and existing under and by virtue of the laws of the State of Maryland and is in good standing with the State Department of Assessments and Taxation of Maryland, and with respect to the Target Fund, has power under its Declaration of Trust, as amended, and Bylaws, as amended, to own all of its properties and assets, and to conduct its business as presently conducted as described in the Registration Statement;
(2) The Target Trust is an open-end management investment company registered under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Trust; and
(4) The Plan is the legal, valid and binding obligation of the Target Trust, on behalf of the Target Fund, and is enforceable against the Target Trust, on behalf of the Target Fund, in accordance with its terms, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’

rights; and provided that Morgan, Lewis & Bockius LLP shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses that may be limited by any applicable federal or state securities laws or as a matter of public policy.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Trust, on behalf of the Target Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Trust, on behalf of the Target Fund. With respect to all matters of Maryland law, Morgan, Lewis & Bockius LLP shall be entitled to state that, with the approval of the Acquiring Trust, on behalf of the Acquiring Fund, that it has relied on the opinion of Venable LLP and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable LLP.
 (h) That there shall be delivered to the Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Trust, on behalf of the Acquiring Fund, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, with regard to matters of fact:
(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;
(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;
(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;
(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization pursuant to Section 362(b) of the Code;
(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;
(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;
(9) The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and
(10)  The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gains or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
(i) That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j) That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.
(k) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Trust, on behalf of the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).
7. Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: FAV, the investment manager for the Acquiring Fund, and LMPFA, the investment manager for the Target Fund, or their affiliates, will each pay 25% of the costs of the Reorganization; the remaining 50% of the costs of the Reorganization will be allocated to the Target Fund and the Acquiring Fund, split pro rata based on each Fund’s assets under management as of December 31, 2021. The costs of the Reorganization to be allocated as noted above, however, will not include any costs associated with the Target Fund’s repositioning of assets prior to the Reorganization.

8. Termination; Postponement; Waiver; Order; Failure to Consummate.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed:
(1) by mutual consent of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund;
(2) by the Target Trust, on behalf of the Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or
(3) by the Acquiring Trust, on behalf of the Acquiring Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.
(b) If the transactions contemplated by the Plan have not been consummated by June 30, 2023, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Trust and the Target Trust.
(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Trust, the Acquiring Fund, the Target Trust, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.
(e) The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Trust, the Acquiring Fund, the Target Trust, the Target Fund, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Target Trust to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Target Trust promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.

9. Cooperation and Exchange of Information; Reporting Responsibility.
(a) The Acquiring Trust and the Target Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for their taxable period first ending after the Closing and for all prior taxable periods.
(b) Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Trust, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c) After the Closing Date, the Target Trust, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10. Liability of the Target Fund and the Acquiring Fund.
(a) The Target Trust, on behalf of the Target Fund, acknowledges and agrees that all obligations of the Acquiring Trust, on behalf of the Acquiring Fund, under the Plan are binding only with respect to the Acquiring Trust, on behalf of the Acquiring Fund; that any liability of the Acquiring Trust, on behalf of the Acquiring Fund, under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that the Target Trust, on behalf of the Target Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them.
(b) The Acquiring Trust, on behalf of the Acquiring Fund, acknowledges and agrees that all obligations of the Target Trust, on behalf of the Target Fund, under the Plan are binding only with respect to the Target Trust, on behalf of the Target Fund; that any liability of the Target Trust, on behalf of the Target Fund, under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Target Fund; and that the Acquiring Trust, on behalf of the Acquiring Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Fund, the trustees, officers, employees or agents of the Target Fund, or any of them.
11. Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
12. Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument. The execution and delivery of the Plan may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.
13. Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14. Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin Templeton Variable Insurance Products Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary; or the Target Fund, at Legg Mason Partners Variable Equity Trust, 620 Eighth Avenue, 47th Floor, New York, NY 10018, Attention: Secretary, as the case may be.
15. Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature page follows]

IN WITNESS WHEREOF, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, on behalf of FRANKLIN VOLSMART ALLOCATION VIP FUND

By:
	Name:	Steven J. Gray
	Title:	Vice President and Co-Secretary

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

By:
Name:
Title:

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.

By:
	Name:	Ben Barber
	Title:	Senior Vice President

With respect to Section 7 of the Plan only: LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

EXHIBIT B
COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES

	Target Fund	Acquiring Fund
Borrowing
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The Fund may not borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

Underwriting
The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
The Fund may not act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
Lending
The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Senior Securities
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
The Fund may not issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
Real Estate
The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments

B-1

representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

Commodities
The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
The Fund may not purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
Concentration
Due to its investment objectives and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the investment program set forth in the Fund’s Prospectus, the Fund may invest more than 25% of its assets in certain underlying funds.

The Fund may not invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

Diversification
The Fund is currently classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

For additional information regarding the Funds’ fundamental investment policies, see the Target Fund SAI and each Acquiring Fund SAI. For information on how to obtain a copy of the Target Fund SAI and each Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”
B-2

EXHIBIT C
COMPARISON OF BUSINESS STRUCTURE AND ORGANIZATIONAL DOCUMENTS
(Delaware Statutory Trust vs. Maryland Statutory Trust)

The following is only a discussion of certain principal differences between the governing documents for FTVIPT, a Delaware statutory trust, of which the Acquiring Fund is a series, and LMPVET, a Maryland statutory trust, of which the Target Fund is a series.  It is not a complete description of the governing documents for FTVIPT or LMPVET.

Organization and Capital Structure

FTVIPT is a Delaware statutory trust.  A Delaware statutory trust is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”).  FTVIPT’s operations are governed by its Declaration of Trust (the “DE Declaration”) and its By-Laws (its “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees (referred to in this section as the “Board” and the individual members of the Board are referred to as the “Trustees”).

The shares of beneficial interest of the Acquiring Fund are issued without par value.  The DE Declaration authorizes an unlimited number of shares, including fractional shares, which may be divided into separate and distinct series or classes.  These series and classes will have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of FTVIPT’s Board.

LMPVET is a Maryland statutory trust organized under the Maryland Statutory Trust Act (the “Maryland Act”).  A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law.  Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of a trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in a trust’s declaration of trust.  LMPVET’s operations are governed by its Amended and Restated Declaration of Trust (the “MD Declaration”) and its Amended and Restated Bylaws (the “MD Bylaws”), both as they may have been amended from time to time.  The business and affairs of LMPVET are managed under the direction of its Board of Trustees (referred to in this section as the “Board” and the individual members of the Board are referred to as the “Trustees”).

The shares of beneficial interest of the Target Fund have a par value of $0.00001 per share.  The MD Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes.  The series and classes have the rights, preferences, privileges, limitations, restrictions and other terms set forth in the MD Declaration, or as determined by LMPVET’s Board from time to time.

Meetings of Shareholders and Voting Rights

The Delaware Act does not require annual shareholders’ meetings.  The DE By-Laws authorizes the calling of a shareholders’ meeting by the Board, by the chairperson of the Board, or by the president.  A shareholder meeting shall be called by the secretary at the request of shareholders only to the extent required by federal law.  Neither the DE Declaration nor the DE By-Laws require the Acquiring Fund to hold an annual shareholders’ meeting.

The DE Declaration generally provides that each full share of the Acquiring Fund is entitled to one vote and each fractional share is entitled to a fractional vote.  All shares of the Acquiring Fund entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes.  With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter.

The DE Declaration provides that forty percent (40%) of the outstanding shares, or series or class thereof, as applicable, entitled to vote at a meeting, which are present in person or represented by proxy, shall constitute a quorum at the meeting, except as otherwise required by the DE Declaration, the DE By-Laws, or when there is a legal requirement for a larger quorum.  Subject to any legal requirements for a different vote, in all matters other than the election of Trustees, shareholders may approve a proposal by a majority of votes cast and Trustees are elected by a plurality of votes cast.  Where a separate vote by series or class is required, these voting requirements apply to those separate votes.  There is no cumulative voting in the election of Trustees.  Shareholders of FTVIPT shall have the power to vote only (i) on such matters required by the DE Declaration, the DE By-Laws, the 1940 Act, other applicable law and any effective registration statement of FTVIPT filed with the SEC; and (ii) on such other matters as the Board of Trustees of FTVIPT may consider necessary or desirable.

LMPVET is not required to hold an annual meeting of shareholders, but the Target Fund will call special meetings of shareholders whenever required by law.  The MD Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date.  All shareholders of record of all series and classes of LMPVET vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Board has determined that a matter affects only the interests of one or more series or classes of shares.  Shareholders of LMPVET shall not have the power to vote on any matter except: (i) for the election or removal of trustees as permitted by the MD Declaration and (ii) with respect to such additional matters relating to LMPVET as may be required by law or as the Board may consider and determine necessary or desirable.

The quorum requirement under the MD Declaration and MD Bylaws is thirty percent (30%) of the voting power of the shares entitled to vote being present in person or represented by proxy. The MD Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders.

Each Fund’s bylaws establish the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The maximum number of days is 120 for each Fund. For FTVIPT, the minimum number of days is 10, but there is no stated minimum for LMPVET.  Notice of a meeting of shareholders of FTVIPT must be given at least 10 days and not more than 120 days before the date of the meeting to each shareholder of record of the applicable class or series. Notice of a meeting of shareholders of LMPVET must be given at least seven days and not more than 120 days before the date of the meeting to each shareholder of record of the applicable class or series. A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment or postponement of the meeting.  With respect to FTVIPT, however, the Trustees may fix a new record date for a postponed or adjourned meeting and shall fix a new record date for any meeting that is postponed or adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.

Election and Removal of Trustees

The DE Declaration provides that the Board may establish the number of Trustees, provided that the number of Trustees be no less than one (1) and no more than fifteen (15), and that vacancies on the board may be filled by the remaining Trustees as required by the 1940 Act. The DE Declaration also provides that Trustees may be removed by a vote of the majority of the Trustees then in office or by a vote of the shareholders at any meeting called for that purpose.

The MD Declaration provides that the Board may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act.  Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present.  The MD Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of LMPVET, or by a vote of two-thirds of the remaining Trustees.  The provisions of the MD Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees then in office.

Amendments to the Declaration

The DE Declaration provides that the Trustees are authorized to amend the DE Declaration without the vote of shareholders, except to the extent that shareholder approval is required by the 1940 Act or the requirements of any securities exchange on which the shares are listed for trading.  However, no amendment or repeal of Article VII of the DE Declaration, which relates to limitation of liability and indemnification by FTVIPT, shall adversely affect any rights or protection of an Agent (i.e., any person who is or was a Trustee, officer, employee or other agent of FTVIPT or is or was serving at the request of FTVIPT as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise) that exists at time of such amendment or repeal.

The MD Declaration provides that the Trustees are authorized to amend the MD Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the MD Declaration to persons who are or have been shareholders, trustees, officers or employees of the trust, or that limits the rights to indemnification, advancement of expenses or insurance provided in the MD Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the MD Declaration prior to the amendment.

Issuance of Shares

Both Declarations provide that the Funds may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine.  Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine.

Each Fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Fund with identification required by law, or for the failure of a shareholder to pay when due for the purchase of those shares.  Additionally, shares may be redeemed in connection with the closing of small accounts.

Series and Classes

Both Declarations provide that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes.  The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.  Each share of the Fund, as a series of the Trust, represents an interest in the Fund only and not in the assets of any other series of the Trust.

Shareholder Liability

Consistent with the Delaware Act, the DE Declaration provides that no Acquiring Fund shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of FTVIPT or any series.

Consistent with Maryland law, the MD Declaration provides that shareholders are not personally liable for the obligations of the Target Fund and requires the Target Fund to indemnify a shareholder against any loss or expense arising from any such liability, should it arise.  The Target Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.

Liability of Trustees and Officers; Indemnification

The DE Declaration provides that any person who is or was a Trustee or officer shall be liable to FTVIPT and to any shareholder for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office and for nothing else.  A Trustee or officer of FTVIPT, when acting in such capacity, shall not be personally liable to any person other than FTVIPT or a beneficial owner for any act, omission or obligation of FTVIPT or any Trustee or officer of FTVIPT.

FTVIPT shall indemnify, to the fullest extent permitted by law, any Trustee or officer who is a party, potential party or non-party witness or is threatened to be made such to any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a Trustee or officer, against any and all liabilities and expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such action or preceding, if such Trustee or officer acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.

The MD Declaration provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person, other than LMPVET or its shareholders, in connection with the affairs of LMPVET.  Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of LMPVET.  All actions and omissions of a Trustee are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The MD Declaration limits a Trustee’s liability to LMPVET or any shareholder to the full extent permitted under current Maryland law by providing that a Trustee is liable to LMPVET or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.  The MD Declaration requires LMPVET to indemnify any persons who are or who have been trustees, officers or employees of LMPVET to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The MD Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

Under the Delaware Act, a shareholder may bring a derivative action if persons with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about; or (2) acquired the status of shareholder by operation of law or the DE Declaration from a person who was a shareholder at the time of the transaction.

A shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the DE Declaration. The DE Declaration provides that a shareholder may bring a derivative action on behalf of FTVIPT only if the following conditions are met. The first condition is that the shareholder must first make a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is not likely to succeed. A pre-suit demand shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of the action is composed of trustees who are not “independent trustees” (as such term is defined in the Delaware Act). The second condition is that unless a demand is not required, shareholders eligible to bring a derivative action under the Delaware Act who hold at least 10% of the outstanding shares of FTVIPT, or 10% of the outstanding shares of the series or class to which the action relates, shall join the request for the Board of Trustees to commence such action. And finally, the third condition is that unless a demand is not required, the Board of Trustees must be afforded a reasonable time to consider the request and to investigate the basis of the claim. In such case, the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse FTVIPT for the expense of any such advisors in the event the Board of Trustees determines not to bring such action.

In addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, each shareholder of FTVIPT or any series or class thereof agrees that any claim that affects all shareholders of a series or class equally, that is, proportionately based on their number of shares in such series or class, must be brought as a derivative claim subject to the applicable requirements of the DE Declaration irrespective of whether such claim involves a violation of the shareholders’ rights under the DE Declaration or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim.

The MD Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Target Fund or their shareholders as a result of spurious shareholder demands and derivative actions.  Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the trustees.  The MD Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Board is not required to consider a demand that is not submitted in accordance with the requirements contained in the MD Declaration.  The MD Declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds.  The Board has a period of 90 days, which may be extended by an additional 60 days, to consider the demand.  If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then LMPVET will commence the suit and the suit will proceed directly and not derivatively.  If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the Target Fund , the Board is required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Board not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by LMPVET in connection with the consideration of the demand if, in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the MD Declaration, the shareholders bringing the action may be responsible for the Target Fund’s costs, including attorneys’ fees.

The MD Declaration further provides that the Target Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Target Fund are obligated to pay shall be calculated using reasonable hourly rates.  The MD Declaration also requires that actions by shareholders against the Target Fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Inspection Rights

Shareholders shall have no right under the Maryland Act to inspect the records, shareholder lists, documents, accounts and books of LMPVET, and except to the extent required by law other than the Maryland Act, shareholders shall be permitted to inspect only such records, shareholder lists, documents, accounts and books of LMPVET as the trustees may determine from time to time.  The Acquiring Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

EXHIBIT D
FINANCIAL HIGHLIGHTS OF THE TARGET FUND AND THE ACQUIRING FUND

These financial highlight tables are intended to help you understand the Funds’ financial performance and are included in the Funds’ annual shareholder reports, which are incorporated by reference into the SAI.  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Franklin Multi-Asset Dynamic Multi-Strategy VIT (Target Fund) – Class II

D-1

Franklin VolSmart Allocation VIP Fund (Acquiring Fund) – Class 2

	Year Ended December 31,
	2021	2020	2019	2018	2017
Class 2 Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year. . . . . . . . . . . . . . . . . . .	$14.55	$12.60	$10.82	$11.67	$10.10
Income from investment operations[a]: Net investment income[b,c] . . . . . . . . . . . . . . . . . . . . . . . .	0.26	0.24	0.22	0.21	0.16
Net realized and unrealized gains (losses) . . . . . . . . . . .	2.19	1.86	1.70	(1.02)	1.41
Total from investment operations . . . . . . . . . . . . . . . . . . . .	2.45	2.10	1.92	(0.81)	1.57
Less distributions from: Net investment income and net foreign currency gains . .	(0.64)	(0.15)	—	(0.04)	—
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.79)	—	(0.14)	—	—
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.43)	(0.15)	(0.14)	(0.04)	—
Net asset value, end of year . . . . . . . . . . . . . . . . . . . . . . .	$15.57	$14.55	$12.60	$10.82	$11.67
Total return[d] . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17.62%	16.85%	17.82%	(6.93)%	15.54%
Ratios to average net assets Expenses before waiver and payments by affiliates[e] . . . . .	0.88%	0.88%	1.12%	1.10%	1.14%
Expenses net of waiver and payments by affiliates[e,f] . . . . .	0.65%	0.65%	0.90%	0.75%	0.73%
Net investment income[c] . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.75%	1.85%	1.87%	1.85%	1.44%
Supplemental data Net assets, end of year (000’s) . . . . . . . . . . . . . . . . . . . . .	$48	$45	$39	$33	$36
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41.28%	69.19%	4.99%	6.28%	5.69%
a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d  Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.
e  Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2021.
f  Benefit of expense reduction rounds to less than 0.01%.
D-2

EXHIBIT E
PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of April 4, 2022 to the best knowledge of the Target Trust and the Acquiring Trust, as applicable, owned 5% or more of the outstanding shares of each class of the Target Fund and of Class 2 shares of the Acquiring Fund. Class 1 shares of the Acquiring Fund are new and will commence operations upon the closing of the Transaction. Therefore, Class 1 shares of the Acquiring Fund did not have any shareholders as of April 4, 2022.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Transaction is expected to decline.

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
Franklin Multi-Asset Dynamic Multi-Strategy VIT (Target Fund)
Class I Shares

Class II Shares

Franklin VolSmart Allocation VIP Fund (Acquiring Fund)
Class 1 Shares
N/A
Class 2 Shares

*	For the benefit of its customer(s).
E-1

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN VOLSMART ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)

One Franklin Parkway
San Mateo, CA  94403-1906

Dated [_______], 2022

Acquisition of Substantially All of the Assets of:

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
(a series of Legg Mason Partners Variable Equity Trust)

by and in Exchange for Shares of

FRANKLIN VOLSMART ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Target Fund”), a series of Legg Mason Partners Variable Equity Trust (“LMPVET”), by and in exchange for Class 1 and Class 2 shares of the Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”), a series of Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement for the Acquiring Fund dated [______], 2022 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the Target Fund to be held on June 2, 2022.  You may request a free copy of the Prospectus/Proxy Statement without charge by calling (800) DIAL-BEN ((800) 342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

Table of Contents
Page
General Information	2
Incorporation of Documents by Reference into the SAI	2
Supplemental Financial Information	3

General Information

This SAI relates specifically to the proposed reorganization of the Target Fund into the Acquiring Fund. In connection with the Special Meeting of Shareholders of the Target Fund to be held on June 2, 2022 (the “Meeting”), shareholders of the Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of substantially all of the assets of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (ii) the pro-rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund (the “Transaction”).  Additional information regarding the proposed Transaction is included in the Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statements of Additional Information dated March 15, 2022 (for Class 1 shares) and May 1, 2021 (for Class 2 shares), which are incorporated herein by reference. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

Target Fund

1.	Statement of Additional Information dated May 1, 2021 for LMPVET, with respect to the Target Fund (filed via EDGAR on April 16, 2021, Accession No. 0001193125-21-118995).
2.	Supplement dated June 15, 2021 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on June 15, 2021, Accession No. 0001193125-21-191185).
3.	Supplement dated July 6, 2021 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on July 6, 2021, Accession No. 0001193125-21-208395).
4.	Supplement dated July 6, 2021 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on July 6, 2021, Accession No. 0001193125-21-208435).
5.	Supplement dated July 7, 2021 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on July 7, 2021, Accession No. 0001193125-21-209451).
6.	Supplement dated December 17, 2021 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on December 17, 2021, Accession No. 0001193125-21-360281).

7.	Supplement dated March 3, 2022 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on March 3, 2022, Accession No. 0001193125-22-063849).
8.	Supplement dated March 11, 2022 to the Statement of Additional Information for LMPVET, with respect to the Target Fund (filed via EDGAR on March 11, 2022, Accession No. 0001193125-22-072794).
9.
The audited financial statements and related report of the independent public accounting firm included in the LMPVET Annual Report to Shareholders for the fiscal year ended December 31, 2021, with respect to the Target Fund (filed via EDGAR on February 17, 2022, Accession No. 0001193125-22-045384).

Acquiring Fund
1.	Statement of Additional Information dated May 1, 2021 for FTVIPT, with respect to the Acquiring Fund (Class 2 shares) (filed via EDGAR on April 27, 2021, Accession No. 0001379491-21-001638).
2.
Supplement dated February 4, 2022 to the Statement of Additional Information for FTVIPT, with respect to the Acquiring Fund (Class 2 shares) (filed via EDGAR on February 4, 2022, Accession No. 0001741773-22-000256).

3.	Statement of Additional Information dated March 15, 2022 for FTVIPT, with respect to the Acquiring Fund (Class 1 shares) (filed via EDGAR on March 15, 2022, Accession No. 0001741773-22-000997).
4.
The audited financial statements and related report of the independent public accounting firm included in the FTVIPT Annual Report to Shareholders for the fiscal year ended December 31, 2021, with respect to the Acquiring Fund (Class 2 shares) (filed via EDGAR on February 28, 2022, Accession No. 0001868420-22-000060).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Transaction, are included in the section titled “Annual Operating Expense Tables for Class I and Class II Shares of the Target Fund, and Class 1 and Class 2 Shares of the Acquiring Fund, and Projected Fees After the Transaction” of the Prospectus/Proxy Statement.

The Transaction will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included.

While the Transaction will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Portfolio, the Target Fund nonetheless anticipates disposing of approximately 98% of its investments in advance of the Transaction and investing the proceeds to align its portfolio to a substantial degree with the Acquiring Fund’s portfolio prior to the closing of the Transaction.

There are no material differences in accounting, valuation and tax policies of the Target Fund as compared to those of the Acquiring Fund.  The Acquiring Fund shall be the accounting and performance survivor in the Transaction.

PROXY CARD

FRANKLIN TEMPLETON

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX Security ID: XXXXXXXXX
Shares to Vote: **confidential** Household ID: 000000000
***please call the phone number to the right for more information*

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code.

vote.proxyonline.com/franklin/18034

Vote by Phone:

Call 888-227-9349 for automated touch-tone service or the number below to speak with a representative.

(800) 341-6292 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Jane Trust, Jeanne Kelly, Marc De Oliveira, Thomas C. Mandia, Rosemary D. Emmens, Harris C. Goldblat, Tara Gormel and Bryan Sutherland, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Fund's Special Meeting of Shareholders ("Meeting") [to be conducted exclusively online via live webcast] at 11:00 a.m., Eastern time on June 2, 2022, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(800) 341-6292**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 2, 2022. The proxy statement and the accompanying Notice of Special Meeting of Shareholders are available at:
https://vote.proxyonline.com/Franklin/docs/DMS.pdf

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Copies of the charter of the Registrant as now in effect;

(a)
Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated May 18, 2018
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)
Amended and Restated By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust effective as of May 18, 2018
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(b)
Certificate of Amendment of By-Laws of Franklin Templeton Variable Insurance Products Trust, approving the creation of Co-Secretaries dated January 17, 2019
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 29, 2019

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin VolSmart Allocation VIP Fund and Legg Mason Partners Variable Equity Trust on behalf of Franklin Multi-Asset Dynamic Multi-Strategy VIT is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Articles III (Shares), V (Shareholders’ Voting Powers and Meetings), VI (Net Asset Value; Distributions; Redemptions; Transfers), VIII (Certain Transactions)-Section 4, IX (Amendments), and X (Miscellaneous)-Section 4 of Amended and Restated Agreement and Declaration of Trust of the Registrant
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(b)
Articles II (Meetings of Shareholders), VI (Records and Reports)-Sections 1, 2 and 3, VII (General Matters)-Sections 3, 4, 6,and 7 and VIII (Amendments)-Section 1 of the Amended and Restated By-Laws of the Registrant
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin DynaTech VIP Fund (formerly, Flex Cap Growth VIP Fund) and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(b)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Global Real Estate VIP Fund and Franklin Templeton Institutional, LLC
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(c)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Large Cap Growth VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(d)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of, Franklin Growth and Income VIP Fund, Templeton Global Bond VIP Fund, Franklin Income VIP Fund and Franklin U.S. Government Securities VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(e)
Amended and Restated Investment Management Agreement dated November 1, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Rising Dividends VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2018

(f)
Amended and Restated Investment Management Agreement dated November 1, 2018 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Small Cap Value VIP Fund and Franklin Mutual Advisers, LLC
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(g)
Amended and Restated Investment Management Agreement dated November 1, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Small-Mid Cap Growth VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(h)
Amended and Restated Investment Management Agreement dated November 1, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Strategic Income VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(i)
Amended and Restated Investment Management Agreement dated November 1, 2018 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund and Franklin Mutual Advisers, LLC
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(j)
Amended and Restated Investment Management Agreement dated May 1, 2018 between Franklin Templeton Variable Insurance Products Trust on behalf of Templeton Developing Markets VIP Fund and Templeton Asset Management Ltd.
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 23, 2019

(k)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Templeton Foreign VIP Fund and Templeton Investment Counsel, LLC
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(l)
Amended and Restated Investment Management Agreement dated December 29, 2017 between Franklin Templeton Variable Insurance Products Trust on behalf of Templeton Growth VIP Fund and Templeton Global Advisors Limited
Filing:  Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2020

(m)
Amended and Restated Investment Management Agreement dated April 27, 2016 between Franklin Templeton Variable Insurance Products Trust, on behalf of Franklin VolSmart VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2016

(n)
Investment Management Agreement dated May 1, 2019 between Franklin Templeton Variable Insurance Products Trust on behalf of Franklin Allocation VIP Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2019

(o)
Subadvisory Agreement dated May 1, 2019 between Franklin Advisers, Inc. and Templeton Global Advisors Limited with respect to Franklin Allocation VIP Fund
Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2019

(p)
Subadvisory Agreement dated May 1, 2019 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (International Growth Strategy) with respect to Franklin Allocation VIP Fund
Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2019

(q)
Subadvisory Agreement dated May 1, 2019 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (Investment Grade Strategy) with respect to Franklin Allocation VIP Fund
Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2019

(r)
Subadvisory Agreement dated November 9, 2020 between Templeton Asset Management Ltd. and Franklin Templeton Investment Management Limited with respect to Templeton Developing Markets VIP Fund
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  February 23, 2021

(s)
Amendment dated April 7, 2020 to Investment Management Agreements between Franklin Templeton Variable Insurance Products Trust and the applicable investment managers
Filing:  Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(t)
Amendment dated April 7, 2020 to Subadvisory Agreements with respect to the applicable series of Franklin Templeton Variable Insurance Products Trust
Filing:  Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Distribution Agreement between Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 28, 2011

(b)
Amendment to Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 7, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 26, 2021

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 25, 1996

(b)
Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 26, 2012

(c)
Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 26, 2012

(d)
Amendment dated January 29, 2021 and to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(e)
Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A
File No. 033-11444
Filing Date: December 19, 2001

(f)
Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2020

(g)
Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 16, 2001
Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A
File No. 033-11444
Filing Date: December 19, 2001

(h)
Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2017

(i)
Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: February 26, 2015

(j)
Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 25, 1996

(k)
Amendment dated January 29, 2021 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(l)
Letter Agreement between the Registrant and The Bank of New York Mellon dated April 22, 1996
Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 25, 1996

(m)
Supplement to the Master Custody Agreement Hong Kong – China Connect Service dated February 16, 1996 with an amended Exhibit A dated August 1, 2019
Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2020

(n)
Global Custody Agreement between Registrant and JPMorgan Chase Bank dated March 1, 2020 on behalf of Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(o)
Joinder dated June 23, 2020, effective July 15, 2020 to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated March 1, 2020 on behalf of Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(p)
Custody Agreement between the Registrant on behalf of Franklin Strategic Income VIP Fund and Millennium Trust Company, LLC
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(q)
Second Joinder to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated March 12, 2021 on behalf of Templeton World Fund and Templeton Foreign Fund
Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: January 14, 2022

(r)
Third Joinder to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated September 1, 2021 on behalf of Templeton World Fund and Templeton Foreign Fund
Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: January 14, 2022

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Form of Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for all series of the Registrant, except Franklin VolSmart Allocation VIP Fund, Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Templeton Developing Markets VIP Fund (formerly, Templeton Developing Markets Securities Fund), Templeton Foreign VIP Fund (formerly, Templeton Foreign Securities Fund) and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) dated July 9, 2009, as revised January 1, 2020
Filing:  Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2021

(b)
Form of Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) dated July 9, 2009, as revised January 1, 2020
Filing:  Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2021

(c)
Form of Amended and Restated Class 4 Distribution Plan pursuant to Rule 12b-1 for all applicable series of the Registrant dated July 9, 2009, as revised January 1, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(d)
Form of Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund dated April 1, 2013, as amended January 1, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(e)
Form of Amended and Restated Class 5 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund dated May 1, 2015, as revised January 1, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(f)
Amendment to Distribution Plans for the Registrant pursuant to Rule 12b-1 dated April 7, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(g)
Multiple Class Plan for Franklin Global Real Estate VIP Fund (formerly, Franklin Global Real Estate Securities Fund), Franklin Growth and Income VIP Fund (formerly, Franklin Growth and Income Securities Fund), Franklin Income VIP Fund (formerly, Franklin Income Securities Fund), Franklin Large Cap Growth VIP Fund (formerly, Franklin Large Cap Growth Securities Fund), Franklin Rising Dividends VIP Fund (formerly, Franklin Rising Dividends Securities Fund), Franklin Small Cap Value VIP Fund (formerly, Franklin Small Cap Value Securities Fund), Franklin Small-Mid Cap Growth VIP Fund (formerly, Franklin Small-Mid Cap Growth Securities Fund), Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Franklin U.S. Government Securities VIP Fund (formerly, Franklin U.S. Government Fund), Franklin Mutual Discovery VIP Fund (formerly, Mutual Discovery Securities Fund), Franklin Mutual Shares VIP Fund (formerly, Mutual Shares Securities Fund), and Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund) as adopted on October 17, 2006, and amended and restated on October 16, 2007
Filing:  Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  January 16, 2008

(h)
Multiple Class Plan for Templeton Developing Markets VIP Fund Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) as adopted on October 17, 2006
Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  June 27, 2007

(i)
Multiple Class Plan for Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap VIP Fund and prior to that, Franklin Flex Cap Securities Fund) as adopted on October 17, 2006
Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 26, 2012

(j)
Multiple Class Plan for Franklin Allocation VIP Fund (formerly, Franklin Templeton VIP Founding Funds Allocation Fund) as adopted on April 17, 2007
Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 26, 2012

	(k)	Form of Multiple Class Plan for Franklin VolSmart Allocation VIP Fund, filed herewith

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated March 16, 2022, filed herewith

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Form of opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, filed herewith

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap Growth VIP Fund), Franklin Small-Mid Cap Growth VIP Fund and Franklin Strategic Income VIP dated May 1, 2014 and amended as of May 1, 2016
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2016

(b)
Subcontract for Fund Administrative Services between Franklin Mutual Advisers, LLC and Franklin Templeton Services, LLC for services to Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund dated May 1, 2014
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2015

(c)
Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Allocation VIP Fund dated May 1, 2019
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2021

(d)
Subcontract for Fund Administrative Services Agreement between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Rising Dividends VIP Fund dated November 1, 2017
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 28, 2018

(e)
Amended and Restated Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC for services to Templeton Growth VIP Fund dated April 17, 2012 and amended as of May 1, 2014
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2015

(f)
Subcontract for Fund Administrative Services between Franklin Templeton Institutional, LLC and Franklin Templeton Services, LLC for services to Franklin Global Real Estate VIP Fund dated May 1, 2014 and amended as of May 1, 2016
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2016

(g)
Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund dated April 17, 2012 and amended as of May 1, 2014
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2015

(h)
Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin VolSmart Allocation VIP Fund dated May 1, 2014 and amended as of May 1, 2016
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 27, 2016

(i)
Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC for services to Templeton Developing Markets VIP Fund dated May 1, 2014
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2015

(j)
Subcontract for Fund Administrative Services between Templeton Investment Counsel, LLC and Franklin Templeton Services, LLC for services to Templeton Foreign VIP Fund dated May 1, 2014
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2015

(k)
Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2018

(l)
Subcontract for Fund Administrative Services between Franklin Mutual Advisers, LLC and Franklin Templeton Services, LLC for services to Franklin Small Cap Value Fund dated May 1, 2014
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date:  April 29, 2019

(m)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 27, 2021

(n)
Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JPMorgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: January 14, 2022

(o)
Amendment to the Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JPMorgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File No. 033-23493
Filing Date: April 27, 2021

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm, filed herewith

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Power of Attorney dated March 10, 2022, filed herewith

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated August 16, 2021 Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: January 14, 2022

Item 17. Undertakings

(a)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf by the Registrant, in the City of San Mateo and the State of California, on the 15th day of March 2022.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, a Delaware Statutory Trust
(Registrant)

By:	/s/ Steven J. Gray
Steven J. Gray
Vice President and Co-Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ EDWARD D. PERKS	Chief Executive Officer-Investment Management
Edward D. Perks	Dated: March 15, 2022

/s/ MATTHEW T. HINKLE	Chief Executive Officer – Finance and Administration
Matthew T. Hinkle	Dated: March 15, 2022

/s/ CHRISTOPHER KINGS	Chief Financial Officer and Chief Accounting Officer
Christopher Kings	Dated: March 15, 2022

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 15, 2022

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: March 15, 2022

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: March 15, 2022

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 15, 2022

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 15, 2022

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 15, 2022

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: March 15, 2022

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 15, 2022
VALERIE WILLIAMS*	Trustee
Valerie Williams	Dated: March 15, 2022

*By:	/s/ Steven J. Gray
Steven J. Gray,
Attorney-in-Fact (Pursuant to Power of Attorney filed herewith)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(10)(k)	Form of Multiple Class Plan for Franklin VolSmart Allocation VIP Fund

EX-99.(11)(a)	Legal Opinion dated March 16, 2022

EX-99.(12)(a)	Form of opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders

EX−99.(14)(a)	Consent of Independent Registered Public Accounting Firm

EX-99.(16)(a)	Power of Attorney dated March 10, 2022